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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 5.7%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Expedia, Inc.	33,000	4,042,500
Total Consumer Discretionary		4,042,500
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.6%
Health Care Providers & Services 0.6%
Anthem, Inc.	20,000	4,699,200
Total Health Care		4,699,200
Industrials 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	60,000	4,006,800
Total Industrials		4,006,800
Information Technology 2.8%
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	137,500	6,165,500
Lam Research Corp.	88,000	16,925,040
Total		23,090,540
Total Information Technology		23,090,540
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Alexandria Real Estate Equities, Inc.	33,000	4,192,980
Total Real Estate		4,192,980
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	215,000	4,044,150
Total Utilities		4,044,150
Total Common Stocks (Cost $31,407,490)		46,371,885

Convertible Bonds 66.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
Air Transport Services Group, Inc.(d)
10/15/2024	1.125%	5,000,000	5,208,140
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 2.2%
Meritor, Inc.(d)
10/15/2037	3.250%	5,600,000	5,943,000
Navistar International Corp.
04/15/2019	4.750%	5,530,000	5,975,856
Tesla, Inc.
03/15/2022	2.375%	5,100,000	5,916,000
Total			17,834,856
Cable and Satellite 2.4%
DISH Network Corp.
08/15/2026	3.375%	18,000,000	20,058,750
Consumer Cyclical Services 1.9%
Ctrip.com International Ltd.
09/15/2022	1.250%	4,000,000	4,125,000
Priceline Group, Inc. (The)
03/15/2018	1.000%	2,340,000	4,293,900
06/15/2020	0.350%	5,000,000	6,900,000
Total			15,318,900
Electric 0.7%
Pattern Energy Group, Inc.
07/15/2020	4.000%	5,320,000	5,436,375
Finance Companies 1.0%
iStar, Inc.(d)
09/15/2022	3.125%	4,000,000	4,012,500
TCP Capital Corp.
03/01/2022	4.625%	3,800,000	3,923,500
Total			7,936,000
Gaming 1.2%
Caesars Entertainment Corp.
10/01/2024	5.000%	5,000,000	10,071,875
Health Care 3.7%
Immunomedics, Inc.
02/15/2020	4.750%	1,700,000	3,836,390
Insulet Corp.(d)
11/15/2024	1.375%	6,500,000	6,658,438
Invacare Corp.
02/15/2021	5.000%	3,350,000	4,212,625
Nevro Corp.
06/01/2021	1.750%	5,000,000	5,318,750
Novavax, Inc.
02/01/2023	3.750%	8,000,000	3,840,000

Columbia Convertible Securities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teladoc, Inc.(d)
12/15/2022	3.000%	6,000,000	6,887,580
Total			30,753,783
Home Construction 1.5%
CalAtlantic Group, Inc.
05/15/2018	1.625%	3,620,000	6,463,962
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,232,658
Total			12,696,620
Independent Energy 1.7%
Chesapeake Energy Corp.(d)
09/15/2026	5.500%	11,000,000	10,128,360
Chesapeake Energy Corp.
12/15/2038	2.250%	66,000	64,103
Oasis Petroleum, Inc.
09/15/2023	2.625%	3,000,000	3,423,750
Total			13,616,213
Leisure 0.5%
World Wrestling Entertainment, Inc.(d)
12/15/2023	3.375%	3,500,000	4,515,000
Media and Entertainment 0.9%
Liberty Interactive LLC(d)
09/30/2046	1.750%	6,900,000	7,753,875
Midstream 0.5%
Scorpio Tankers, Inc.(d)
07/01/2019	2.375%	4,790,000	4,239,969
Oil Field Services 0.7%
Cobalt International Energy, Inc.(e)
05/15/2024	3.125%	8,500,000	871,250
Weatherford International Ltd.
07/01/2021	5.875%	5,200,000	5,209,750
Total			6,081,000
Other Financial Institutions 1.8%
Encore Capital Group, Inc.(d)
03/15/2022	3.250%	4,800,000	5,670,000
Euronet Worldwide, Inc.
10/01/2044	1.500%	3,200,000	4,156,000
LendingTree, Inc.(d)
06/01/2022	0.625%	3,000,000	4,666,875
Walter Investment Management Corp.(e)
11/01/2019	4.500%	5,549,000	499,410
Total			14,992,285
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 1.5%
General Cable Corp.(f)
Subordinated
11/15/2029	4.500%	6,410,000	6,197,669
Green Plains, Inc.
09/01/2022	4.125%	6,100,000	5,722,562
Total			11,920,231
Other REIT 3.6%
Apollo Commercial Real Estate Finance, Inc.
08/23/2022	4.750%	5,000,000	5,046,875
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,900,000	5,988,500
IH Merger Sub LLC(d)
01/15/2022	3.500%	7,000,000	8,019,375
New York Mortgage Trust, Inc.
01/15/2022	6.250%	3,650,000	3,718,438
Starwood Property Trust, Inc.
03/01/2018	4.550%	6,500,000	6,755,937
Total			29,529,125
Pharmaceuticals 10.8%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	4,700,000	3,927,437
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	4,460,000	3,554,549
AMAG Pharmaceuticals, Inc.
06/01/2022	3.250%	4,500,000	3,915,000
BioMarin Pharmaceutical, Inc.
10/15/2020	1.500%	6,300,000	7,276,500
Clovis Oncology, Inc.
09/15/2021	2.500%	3,000,000	3,832,500
Dermira, Inc.(d)
05/15/2022	3.000%	4,000,000	4,220,000
Fluidigm Corp.
02/01/2034	2.750%	5,340,000	4,288,618
ImmunoGen, Inc.
07/01/2021	4.500%	1,000,000	1,743,750
Impax Laboratories, Inc.
06/15/2022	2.000%	5,690,000	5,565,531
Innoviva, Inc.(d)
08/15/2025	2.500%	4,200,000	4,234,125
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	10,000,000	7,987,500
Ironwood Pharmaceuticals, Inc.
06/15/2022	2.250%	3,500,000	4,427,500

2	Columbia Convertible Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Investments I Ltd.
08/15/2021	1.875%	5,000,000	5,071,875
Medicines Co. (The)
07/15/2023	2.750%	5,800,000	5,413,314
Pacira Pharmaceuticals, Inc.(d)
04/01/2022	2.375%	6,000,000	6,268,380
PTC Therapeutics, Inc.
08/15/2022	3.000%	5,800,000	4,411,625
Radius Health, Inc.
09/01/2024	3.000%	5,000,000	4,371,875
Sarepta Therapeutics, Inc.(d)
11/15/2024	1.500%	5,000,000	5,328,125
TESARO, Inc.
10/01/2021	3.000%	1,100,000	2,769,250
Total			88,607,454
Property & Casualty 1.6%
Heritage Insurance Holdings, Inc.(d)
08/01/2037	5.875%	3,400,000	4,522,000
MGIC Investment Corp.(d),(f)
Junior Subordinated
04/01/2063	9.000%	6,070,000	8,384,188
Total			12,906,188
Retailers 0.2%
GNC Holdings, Inc.
08/15/2020	1.500%	3,900,000	1,672,125
Technology 25.7%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	2,600,000	4,081,870
CSG Systems International, Inc.
03/15/2036	4.250%	4,000,000	4,416,120
Cypress Semiconductor Corp.
01/15/2022	4.500%	3,000,000	4,051,875
Electronics for Imaging, Inc.
09/01/2019	0.750%	5,500,000	5,359,063
Flexion Therapeutics, Inc.(d)
05/01/2024	3.375%	4,000,000	4,975,000
IAC FinanceCo, Inc.(d)
10/01/2022	0.875%	5,700,000	6,102,562
Integrated Device Technology, Inc.
11/15/2022	0.875%	5,206,000	5,866,511
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	8,720,000	18,813,400
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.(d)
Junior Subordinated
02/15/2037	2.250%	13,500,000	15,769,755
Microchip Technology, Inc. (d)
02/15/2027	1.625%	9,000,000	10,462,410
Micron Technology, Inc.
02/15/2033	2.125%	5,400,000	20,894,625
Neurocrine Biosciences, Inc.(d)
05/15/2024	2.250%	3,200,000	3,924,000
Nuance Communications, Inc.(d)
04/01/2025	1.250%	6,700,000	6,549,250
ON Semiconductor Corp.(d)
10/15/2023	1.625%	6,500,000	7,808,125
OSI Systems, Inc.(d)
09/01/2022	1.250%	3,700,000	3,891,938
Proofpoint, Inc.
06/15/2020	0.750%	4,600,000	5,804,625
Rambus, Inc.(d)
02/01/2023	1.375%	4,000,000	4,047,500
Red Hat, Inc.
10/01/2019	0.250%	5,000,000	8,662,500
Salesforce.com, Inc.
04/01/2018	0.250%	7,010,000	10,961,887
ServiceNow, Inc.(g)
11/01/2018	0.000%	3,800,000	6,336,500
Silicon Laboratories, Inc.(d)
03/01/2022	1.375%	5,200,000	6,074,250
Square, Inc.(d)
03/01/2022	0.375%	2,700,000	4,851,563
Teradyne, Inc.(d)
12/15/2023	1.250%	3,000,000	4,168,125
VeriSign, Inc.(f)
Junior Subordinated
08/15/2037	4.702%	5,200,000	17,459,000
Viavi Solutions, Inc.(d)
03/01/2024	1.000%	4,800,000	4,836,000
Weibo Corp.(d)
11/15/2022	1.250%	4,000,000	4,460,000
Workday, Inc.(d)
10/01/2022	0.250%	10,000,000	9,862,500
Total			210,490,954
Tobacco 0.7%
Vector Group Ltd.(f)
04/15/2020	1.750%	4,720,000	5,426,631

Columbia Convertible Securities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.8%
Aegean Marine Petroleum Network, Inc.(d)
12/15/2021	4.250%	5,400,000	3,624,750
Ship Finance International Ltd.
10/15/2021	5.750%	2,601,000	2,761,937
Total			6,386,687
Wireless 0.5%
Ciena Corp.
12/15/2020	4.000%	3,000,000	3,961,875
Total Convertible Bonds (Cost $501,382,919)			547,414,911

Convertible Preferred Stocks 23.4%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 1.7%
Food Products 1.7%
Bunge Ltd.	4.875%	80,000	8,258,240
Post Holdings, Inc.	2.500%	36,000	5,418,000
Total			13,676,240
Total Consumer Staples			13,676,240
Energy 1.3%
Oil, Gas & Consumable Fuels 1.3%
Hess Corp.	8.000%	105,000	5,937,750
WPX Energy, Inc.	6.250%	80,000	4,545,600
Total			10,483,350
Total Energy			10,483,350
Financials 4.0%
Banks 2.4%
Bank of America Corp.	7.250%	15,000	19,770,000
Capital Markets 1.6%
AMG Capital Trust II	5.150%	130,000	8,246,875
Cowen, Inc.	5.625%	6,200	5,195,724
Total			13,442,599
Total Financials			33,212,599
Health Care 5.7%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	6.125%	220,000	13,349,600
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Health Care Providers & Services 2.5%
Anthem, Inc.	5.250%	350,000	20,205,500
Pharmaceuticals 1.6%
Allergan PLC	5.500%	20,900	13,006,279
Total Health Care			46,561,379
Industrials 1.5%
Machinery 1.5%
Rexnord Corp.	5.750%	72,500	4,110,750
Stanley Black & Decker, Inc.	5.375%	67,500	8,268,750
Total			12,379,500
Total Industrials			12,379,500
Information Technology 2.6%
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc.	6.750%	75,000	8,482,500
Internet Software & Services 1.2%
Mandatory Exchangeable Trust(d)	5.750%	47,500	9,488,125
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp. PIK	1.375%	2,839	3,672,735
Total Information Technology			21,643,360
Materials 0.6%
Chemicals 0.6%
A. Schulman, Inc.	6.000%	5,175	4,872,728
Total Materials			4,872,728
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
American Tower Corp.	5.500%	65,000	8,199,750
Crown Castle International Corp.	6.875%	9,000	10,411,110
Welltower, Inc.	6.500%	117,500	7,309,675
Total			25,920,535
Total Real Estate			25,920,535
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc.	5.500%	42,322	4,174,219
Total Telecommunication Services			4,174,219

4	Columbia Convertible Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Utilities 2.3%
Electric Utilities 1.3%
NextEra Energy, Inc.	6.123%	185,000	10,434,000
Multi-Utilities 1.0%
DTE Energy Co.	6.500%	147,500	8,290,975
Total Utilities			18,724,975
Total Convertible Preferred Stocks (Cost $172,100,543)			191,648,885
Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(h),(i)	25,777,722	25,777,722
Total Money Market Funds (Cost $25,776,722)		25,777,722
Total Investments (Cost: $730,667,674)		811,213,403
Other Assets & Liabilities, Net		9,232,958
Net Assets		820,446,361

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $2,295,715, which represents 0.28% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $217,555,783, which represents 26.52% of net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2017, the value of these securities amounted to $1,370,660, which represents 0.17% of net assets.
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	32,345,699	214,900,209	(221,468,186)	25,777,722	1,631	1,000	179,803	25,777,722
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Convertible Securities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
¦
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	4,042,500	—	—	—	4,042,500
Energy	—	—	2,295,715	—	2,295,715
Health Care	4,699,200	—	—	—	4,699,200
Industrials	4,006,800	—	—	—	4,006,800
Information Technology	23,090,540	—	—	—	23,090,540
Real Estate	4,192,980	—	—	—	4,192,980
Utilities	4,044,150	—	—	—	4,044,150
Total Common Stocks	44,076,170	—	2,295,715	—	46,371,885
Convertible Bonds	—	547,414,911	—	—	547,414,911
Convertible Preferred Stocks
Consumer Staples	—	13,676,240	—	—	13,676,240
Energy	10,483,350	—	—	—	10,483,350
Financials	19,770,000	13,442,599	—	—	33,212,599
Health Care	46,561,379	—	—	—	46,561,379
6	Columbia Convertible Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	12,379,500	—	—	—	12,379,500
Information Technology	8,482,500	13,160,860	—	—	21,643,360
Materials	—	4,872,728	—	—	4,872,728
Real Estate	25,920,535	—	—	—	25,920,535
Telecommunication Services	4,174,219	—	—	—	4,174,219
Utilities	18,724,975	—	—	—	18,724,975
Total Convertible Preferred Stocks	146,496,458	45,152,427	—	—	191,648,885
Money Market Funds	—	—	—	25,777,722	25,777,722
Total Investments	190,572,628	592,567,338	2,295,715	25,777,722	811,213,403
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
Columbia Convertible Securities Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Automobiles 1.5%
General Motors Co.	227,088	9,785,222
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(a)	17,565	20,669,614
Media 2.7%
Comcast Corp., Class A	323,825	12,156,390
DISH Network Corp., Class A(a)	112,326	5,689,312
Total		17,845,702
Specialty Retail 3.3%
Home Depot, Inc. (The)	74,479	13,392,814
TJX Companies, Inc. (The)	118,774	8,973,376
Total		22,366,190
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	57,066	7,678,230
Total Consumer Discretionary		78,344,958
Consumer Staples 8.9%
Beverages 1.8%
PepsiCo, Inc.	101,741	11,854,861
Food & Staples Retailing 3.0%
SYSCO Corp.	149,417	8,625,843
Wal-Mart Stores, Inc.	117,321	11,407,121
Total		20,032,964
Food Products 2.5%
General Mills, Inc.	117,382	6,639,126
Tyson Foods, Inc., Class A	125,124	10,291,449
Total		16,930,575
Tobacco 1.6%
Philip Morris International, Inc.	104,686	10,756,487
Total Consumer Staples		59,574,887
Energy 4.8%
Energy Equipment & Services 1.3%
Patterson-UTI Energy, Inc.	395,010	8,528,266
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.5%
EOG Resources, Inc.	128,215	13,118,959
Suncor Energy, Inc.	310,556	10,794,926
Total		23,913,885
Total Energy		32,442,151
Financials 16.6%
Banks 7.4%
Citigroup, Inc.	224,336	16,937,368
Citizens Financial Group, Inc.	271,698	11,058,109
JPMorgan Chase & Co.	210,335	21,984,214
Total		49,979,691
Capital Markets 5.0%
BlackRock, Inc.	24,980	12,519,726
Invesco Ltd.	254,285	9,197,489
Morgan Stanley	231,753	11,960,772
Total		33,677,987
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	109,921	21,215,852
Thrifts & Mortgage Finance 1.0%
MGIC Investment Corp.(a)	451,031	6,594,073
Total Financials		111,467,603
Health Care 12.9%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.(a)	38,846	4,265,679
Biogen, Inc.(a)	18,386	5,923,418
BioMarin Pharmaceutical, Inc.(a)	35,011	3,003,944
Celgene Corp.(a)	57,827	5,830,696
TESARO, Inc.(a)	22,680	1,918,728
Vertex Pharmaceuticals, Inc.(a)	30,929	4,462,745
Total		25,405,210
Health Care Equipment & Supplies 1.1%
Zimmer Biomet Holdings, Inc.	62,045	7,265,470
Health Care Providers & Services 2.7%
Aetna, Inc.	45,788	8,250,082
Humana, Inc.	37,971	9,905,115
Total		18,155,197

Columbia Select Large Cap Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.3%
Johnson & Johnson	158,623	22,100,943
Pfizer, Inc.	375,901	13,630,170
Total		35,731,113
Total Health Care		86,556,990
Industrials 9.2%
Aerospace & Defense 3.0%
L3 Technologies, Inc.	56,646	11,249,329
Textron, Inc.	160,993	8,968,920
Total		20,218,249
Industrial Conglomerates 2.0%
Honeywell International, Inc.	87,341	13,621,702
Machinery 2.5%
Cummins, Inc.	47,940	8,025,156
Ingersoll-Rand PLC	103,996	9,112,130
Total		17,137,286
Road & Rail 1.7%
Norfolk Southern Corp.	80,387	11,144,050
Total Industrials		62,121,287
Information Technology 23.5%
Communications Equipment 1.7%
Cisco Systems, Inc.	315,188	11,756,512
Internet Software & Services 6.5%
Alphabet, Inc., Class A(a)	7,214	7,474,930
Alphabet, Inc., Class C(a)	16,783	17,142,324
Facebook, Inc., Class A(a)	108,070	19,147,843
Total		43,765,097
IT Services 3.0%
Booz Allen Hamilton Holdings Corp.	166,009	6,422,889
MasterCard, Inc., Class A	89,860	13,521,234
Total		19,944,123
Semiconductors & Semiconductor Equipment 2.6%
Broadcom Ltd.	37,102	10,312,130
NVIDIA Corp.	34,181	6,860,468
Total		17,172,598
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.9%
Electronic Arts, Inc.(a)	63,698	6,774,283
Microsoft Corp.	311,819	26,245,805
Total		33,020,088
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	186,334	32,021,498
Total Information Technology		157,679,916
Materials 3.1%
Chemicals 1.4%
Eastman Chemical Co.	102,985	9,512,724
Containers & Packaging 1.7%
International Paper Co.	197,524	11,181,834
Total Materials		20,694,558
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	65,099	9,369,699
Equity LifeStyle Properties, Inc.	103,242	9,323,785
Total		18,693,484
Total Real Estate		18,693,484
Utilities 3.6%
Electric Utilities 3.6%
American Electric Power Co., Inc.	159,969	12,418,393
Edison International	143,255	11,642,334
Total		24,060,727
Total Utilities		24,060,727
Total Common Stocks (Cost $453,839,315)		651,636,561

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	18,263,178	18,263,178
Total Money Market Funds (Cost $18,262,322)		18,263,178
Total Investments (Cost: $472,101,637)		669,899,739
Other Assets & Liabilities, Net		1,259,089
Net Assets		671,158,828

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	8,372,715	116,952,947	(107,062,484)	18,263,178	(202)	856	118,542	18,263,178
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Large Cap Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	78,344,958	—	—	—	78,344,958
Consumer Staples	59,574,887	—	—	—	59,574,887
Energy	32,442,151	—	—	—	32,442,151
Financials	111,467,603	—	—	—	111,467,603
Health Care	86,556,990	—	—	—	86,556,990
Industrials	62,121,287	—	—	—	62,121,287
Information Technology	157,679,916	—	—	—	157,679,916
Materials	20,694,558	—	—	—	20,694,558
Real Estate	18,693,484	—	—	—	18,693,484
Utilities	24,060,727	—	—	—	24,060,727
Total Common Stocks	651,636,561	—	—	—	651,636,561
Money Market Funds	—	—	—	18,263,178	18,263,178
Total Investments	651,636,561	—	—	18,263,178	669,899,739
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Large Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 11.4%
Diversified Consumer Services 0.7%
H&R Block, Inc.	103,100	2,699,158
Hotels, Restaurants & Leisure 1.7%
Hilton Worldwide Holdings, Inc.	47,800	3,707,368
Royal Caribbean Cruises Ltd.	25,700	3,183,716
Total		6,891,084
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.(a)	4,100	4,824,675
Expedia, Inc.	3,300	404,250
Total		5,228,925
Leisure Products 0.6%
Hasbro, Inc.	26,800	2,492,936
Media 2.1%
Charter Communications, Inc., Class A(a)	11,900	3,881,899
Comcast Corp., Class A	123,500	4,636,190
Total		8,518,089
Multiline Retail 0.8%
Target Corp.	56,600	3,390,340
Specialty Retail 3.3%
Best Buy Co., Inc.	58,000	3,457,380
Home Depot, Inc. (The)	17,300	3,110,886
Ross Stores, Inc.	42,200	3,208,466
TJX Companies, Inc. (The)	48,000	3,626,400
Total		13,403,132
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	37,100	3,530,065
Total Consumer Discretionary		46,153,729
Consumer Staples 8.5%
Beverages 0.6%
Coca-Cola Co. (The)	6,600	302,082
PepsiCo, Inc.	19,500	2,272,140
Total		2,574,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 3.3%
CVS Health Corp.	57,600	4,412,160
Walgreens Boots Alliance, Inc.	38,100	2,772,156
Wal-Mart Stores, Inc.	63,200	6,144,936
Total		13,329,252
Food Products 1.9%
Campbell Soup Co.	41,900	2,065,670
ConAgra Foods, Inc.	39,700	1,482,001
Tyson Foods, Inc., Class A	50,000	4,112,500
Total		7,660,171
Household Products 1.4%
Procter & Gamble Co. (The)	61,900	5,570,381
Tobacco 1.3%
Altria Group, Inc.	76,000	5,155,080
Philip Morris International, Inc.	900	92,475
Total		5,247,555
Total Consumer Staples		34,381,581
Energy 5.8%
Energy Equipment & Services 0.3%
Halliburton Co.	31,700	1,324,426
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	35,900	4,271,741
ConocoPhillips	83,400	4,243,392
Exxon Mobil Corp.	41,300	3,439,877
Marathon Oil Corp.	239,200	3,549,728
Marathon Petroleum Corp.	36,200	2,267,206
Valero Energy Corp.	50,300	4,306,686
Total		22,078,630
Total Energy		23,403,056
Financials 14.4%
Banks 6.8%
Bank of America Corp.	276,900	7,800,273
Citigroup, Inc.	91,500	6,908,250
JPMorgan Chase & Co.	92,200	9,636,744
PNC Financial Services Group, Inc. (The)	11,900	1,672,664
Wells Fargo & Co.	24,200	1,366,574
Total		27,384,505

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.1%
Franklin Resources, Inc.	67,200	2,913,120
S&P Global, Inc.	26,100	4,319,028
State Street Corp.	37,700	3,594,695
T. Rowe Price Group, Inc.	14,800	1,523,216
Total		12,350,059
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(a)	15,400	2,972,354
Insurance 3.8%
Allstate Corp. (The)	37,800	3,880,548
Marsh & McLennan Companies, Inc.	44,500	3,734,885
Prudential Financial, Inc.	35,300	4,089,152
Travelers Companies, Inc. (The)	2,900	393,153
Unum Group	59,900	3,391,538
Total		15,489,276
Total Financials		58,196,194
Health Care 13.9%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.(a)	10,700	1,174,967
Amgen, Inc.	6,200	1,089,092
Biogen, Inc.(a)	6,600	2,126,322
Celgene Corp.(a)	12,600	1,270,458
Gilead Sciences, Inc.	25,200	1,884,456
Regeneron Pharmaceuticals, Inc.(a)	2,600	940,836
Vertex Pharmaceuticals, Inc.(a)	17,800	2,568,362
Total		11,054,493
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	60,300	3,951,459
Medtronic PLC	6,300	517,419
Varian Medical Systems, Inc.(a)	29,000	3,240,750
Total		7,709,628
Health Care Providers & Services 3.3%
Anthem, Inc.	17,400	4,088,304
Centene Corp.(a)	37,500	3,828,375
CIGNA Corp.	4,700	995,131
Express Scripts Holding Co.(a)	59,000	3,845,620
UnitedHealth Group, Inc.	1,800	410,706
Total		13,168,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	30,500	1,927,295
Eli Lilly & Co.	49,900	4,223,536
Johnson & Johnson	25,700	3,580,781
Merck & Co., Inc.	91,300	5,046,151
Perrigo Co. PLC	31,900	2,781,999
Pfizer, Inc.	185,500	6,726,230
Total		24,285,992
Total Health Care		56,218,249
Industrials 10.3%
Aerospace & Defense 3.2%
Boeing Co. (The)	22,700	6,283,360
General Dynamics Corp.	19,200	3,977,472
Lockheed Martin Corp.	8,000	2,552,960
Total		12,813,792
Airlines 0.9%
Southwest Airlines Co.	61,700	3,743,339
Electrical Equipment 1.6%
AMETEK, Inc.	45,700	3,321,933
Rockwell Automation, Inc.	15,600	3,012,048
Total		6,333,981
Industrial Conglomerates 1.4%
General Electric Co.	9,800	179,242
Honeywell International, Inc.	33,800	5,271,448
Roper Technologies, Inc.	1,500	400,815
Total		5,851,505
Machinery 0.4%
Caterpillar, Inc.	12,600	1,778,490
Professional Services 0.6%
Robert Half International, Inc.	40,400	2,304,416
Road & Rail 1.3%
Union Pacific Corp.	40,400	5,110,600
Trading Companies & Distributors 0.9%
WW Grainger, Inc.	17,600	3,895,056
Total Industrials		41,831,179

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.1%
Communications Equipment 2.5%
Cisco Systems, Inc.	173,400	6,467,820
F5 Networks, Inc.(a)	24,400	3,274,480
Juniper Networks, Inc.	18,700	519,112
Total		10,261,412
Internet Software & Services 5.4%
Alphabet, Inc., Class A(a)	7,425	7,693,562
Facebook, Inc., Class A(a)	59,300	10,506,774
VeriSign, Inc.(a)	31,600	3,637,160
Total		21,837,496
IT Services 2.6%
MasterCard, Inc., Class A	39,300	5,913,471
Visa, Inc., Class A	38,900	4,379,751
Total		10,293,222
Semiconductors & Semiconductor Equipment 3.0%
Broadcom Ltd.	18,500	5,141,890
Intel Corp.	150,000	6,726,000
Lam Research Corp.	1,900	365,427
Total		12,233,317
Software 6.7%
Activision Blizzard, Inc.	12,700	792,480
Adobe Systems, Inc.(a)	27,800	5,044,866
Cadence Design Systems, Inc.(a)	76,400	3,354,724
Electronic Arts, Inc.(a)	33,100	3,520,185
Microsoft Corp.(b)	171,900	14,468,823
Total		27,181,078
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	78,075	13,417,189
HP, Inc.	88,600	1,900,470
Western Digital Corp.	4,300	339,098
Total		15,656,757
Total Information Technology		97,463,282
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.5%
Chemicals 1.7%
Eastman Chemical Co.	12,500	1,154,625
LyondellBasell Industries NV, Class A	39,100	4,093,770
PPG Industries, Inc.	14,500	1,694,325
Total		6,942,720
Containers & Packaging 0.8%
Packaging Corp. of America	26,000	3,083,600
Total Materials		10,026,320
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	29,800	4,289,114
Host Hotels & Resorts, Inc.	159,800	3,162,442
ProLogis, Inc.	3,000	198,690
SBA Communications Corp.(a)	20,700	3,513,825
Total		11,164,071
Total Real Estate		11,164,071
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	185,200	6,737,576
Verizon Communications, Inc.	8,800	447,832
Total		7,185,408
Total Telecommunication Services		7,185,408
Utilities 3.4%
Electric Utilities 2.1%
Entergy Corp.	31,400	2,715,472
Pinnacle West Capital Corp.	24,600	2,258,526
Xcel Energy, Inc.	68,400	3,530,124
Total		8,504,122
Multi-Utilities 1.3%
Ameren Corp.	29,500	1,886,820
CenterPoint Energy, Inc.	113,200	3,397,132
Total		5,283,952
Total Utilities		13,788,074
Total Common Stocks (Cost $273,898,382)		399,811,143

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2017 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(c),(d)	4,266,990	4,266,990
Total Money Market Funds (Cost $4,266,712)		4,266,990
Total Investments (Cost: $278,165,094)		404,078,133
Other Assets & Liabilities, Net		492,235
Net Assets		404,570,368
At November 30, 2017, securities and/or cash totaling $336,680 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	44	12/2017	USD	5,825,380	365,141	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	8,577,486	58,668,882	(62,979,378)	4,266,990	(500)	278	53,807	4,266,990
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	46,153,729	—	—	—	46,153,729
Consumer Staples	34,381,581	—	—	—	34,381,581
Energy	23,403,056	—	—	—	23,403,056
Financials	58,196,194	—	—	—	58,196,194
Health Care	56,218,249	—	—	—	56,218,249
Industrials	41,831,179	—	—	—	41,831,179
Information Technology	97,463,282	—	—	—	97,463,282
Materials	10,026,320	—	—	—	10,026,320
Real Estate	11,164,071	—	—	—	11,164,071
Telecommunication Services	7,185,408	—	—	—	7,185,408
Utilities	13,788,074	—	—	—	13,788,074
Total Common Stocks	399,811,143	—	—	—	399,811,143
Money Market Funds	—	—	—	4,266,990	4,266,990
Total Investments	399,811,143	—	—	4,266,990	404,078,133
Derivatives
Asset
Futures Contracts	365,141	—	—	—	365,141
Total	400,176,284	—	—	4,266,990	404,443,274
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Auto Components 0.2%
BorgWarner, Inc.	33,267	1,852,306
Delphi Automotive PLC	44,740	4,682,936
Goodyear Tire & Rubber Co. (The)	42,210	1,366,338
Total		7,901,580
Automobiles 0.5%
Ford Motor Co.	655,755	8,210,052
General Motors Co.	219,885	9,474,845
Harley-Davidson, Inc.	28,600	1,435,720
Total		19,120,617
Distributors 0.1%
Genuine Parts Co.	24,620	2,288,922
LKQ Corp.(a)	51,789	2,041,522
Total		4,330,444
Diversified Consumer Services —%
H&R Block, Inc.	35,048	917,557
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	68,377	4,488,266
Chipotle Mexican Grill, Inc.(a)	4,207	1,280,569
Darden Restaurants, Inc.	21,015	1,771,985
Hilton Worldwide Holdings, Inc.	34,245	2,656,042
Marriott International, Inc., Class A	52,446	6,660,642
McDonald’s Corp.	135,804	23,354,214
MGM Resorts International	86,790	2,961,275
Norwegian Cruise Line Holdings Ltd.(a)	29,840	1,616,134
Royal Caribbean Cruises Ltd.	28,849	3,573,814
Starbucks Corp.	242,094	13,997,875
Wyndham Worldwide Corp.	17,232	1,936,705
Wynn Resorts Ltd.	13,415	2,120,643
Yum! Brands, Inc.	57,804	4,824,900
Total		71,243,064
Household Durables 0.4%
D.R. Horton, Inc.	57,102	2,912,202
Garmin Ltd.	18,600	1,154,688
Leggett & Platt, Inc.	22,176	1,069,770
Lennar Corp., Class A	34,068	2,138,789
Mohawk Industries, Inc.(a)	10,596	2,994,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Newell Brands, Inc.	82,171	2,544,836
PulteGroup, Inc.	46,543	1,588,513
Whirlpool Corp.	12,237	2,062,791
Total		16,466,124
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.(a)	66,853	78,669,268
Expedia, Inc.	20,485	2,509,412
Netflix, Inc.(a)	72,384	13,577,791
Priceline Group, Inc. (The)(a)	8,230	14,317,813
TripAdvisor, Inc.(a)	18,166	628,907
Total		109,703,191
Leisure Products 0.1%
Hasbro, Inc.	19,084	1,775,194
Mattel, Inc.	57,458	1,048,608
Total		2,823,802
Media 2.7%
21st Century Fox, Inc., Class A	176,477	5,636,675
21st Century Fox, Inc., Class B	73,633	2,293,668
CBS Corp., Class B Non Voting	61,038	3,421,790
Charter Communications, Inc., Class A(a)	33,723	11,000,780
Comcast Corp., Class A	788,677	29,606,935
Discovery Communications, Inc., Class A(a)	25,805	490,811
Discovery Communications, Inc., Class C(a)	34,073	616,040
DISH Network Corp., Class A(a)	38,176	1,933,614
Interpublic Group of Companies, Inc. (The)	65,934	1,304,175
News Corp., Class A	64,074	1,035,436
News Corp., Class B	20,415	334,806
Omnicom Group, Inc.	38,689	2,763,942
Scripps Networks Interactive, Inc., Class A	16,088	1,316,642
Time Warner, Inc.	130,414	11,934,185
Viacom, Inc., Class B	59,136	1,674,732
Walt Disney Co. (The)	258,786	27,125,948
Total		102,490,179
Multiline Retail 0.4%
Dollar General Corp.	43,676	3,846,982
Dollar Tree, Inc.(a)	39,713	4,080,908
Kohl’s Corp.	28,261	1,355,680
Macy’s, Inc.	51,064	1,215,323

Columbia Large Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	19,508	886,639
Target Corp.	91,579	5,485,582
Total		16,871,114
Specialty Retail 2.2%
Advance Auto Parts, Inc.	12,386	1,250,986
AutoZone, Inc.(a)	4,699	3,227,085
Best Buy Co., Inc.	44,484	2,651,691
CarMax, Inc.(a)	30,723	2,117,122
Foot Locker, Inc.	22,010	942,908
Gap, Inc. (The)	36,822	1,189,719
Home Depot, Inc. (The)	197,644	35,540,344
L Brands, Inc.	41,841	2,346,025
Lowe’s Companies, Inc.	141,543	11,800,440
O’Reilly Automotive, Inc.(a)	14,759	3,486,223
Ross Stores, Inc.	65,255	4,961,338
Signet Jewelers Ltd.	10,132	529,802
Tiffany & Co.	17,115	1,617,368
TJX Companies, Inc. (The)	106,676	8,059,372
Tractor Supply Co.	21,247	1,449,895
Ulta Beauty, Inc.(a)	9,784	2,169,211
Total		83,339,529
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	61,110	1,276,588
Michael Kors Holdings Ltd.(a)	25,424	1,485,779
Nike, Inc., Class B	220,303	13,310,707
PVH Corp.	12,977	1,746,055
Ralph Lauren Corp.	9,290	883,944
Tapestry, Inc.	47,384	1,975,439
Under Armour, Inc., Class A(a)	31,009	412,110
Under Armour, Inc., Class C(a)	31,212	372,359
VF Corp.	54,772	3,996,165
Total		25,459,146
Total Consumer Discretionary		460,666,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.0%
Beverages 1.9%
Brown-Forman Corp., Class B	32,831	1,963,294
Coca-Cola Co. (The)	643,628	29,458,853
Constellation Brands, Inc., Class A	28,818	6,270,509
Dr. Pepper Snapple Group, Inc.	30,471	2,748,179
Molson Coors Brewing Co., Class B	30,967	2,418,523
Monster Beverage Corp.(a)	69,537	4,357,884
PepsiCo, Inc.	239,508	27,907,472
Total		75,124,714
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	73,539	13,562,798
CVS Health Corp.	170,445	13,056,087
Kroger Co. (The)	150,454	3,890,741
SYSCO Corp.	81,429	4,700,896
Walgreens Boots Alliance, Inc.	145,591	10,593,201
Wal-Mart Stores, Inc.	245,410	23,861,214
Total		69,664,937
Food Products 1.2%
Archer-Daniels-Midland Co.	94,314	3,761,242
Campbell Soup Co.	32,518	1,603,137
ConAgra Foods, Inc.	69,694	2,601,677
General Mills, Inc.	96,762	5,472,859
Hershey Co. (The)	23,688	2,627,710
Hormel Foods Corp.	45,191	1,647,212
JM Smucker Co. (The)	19,044	2,221,864
Kellogg Co.	41,661	2,756,292
Kraft Heinz Co. (The)	100,085	8,143,917
McCormick & Co., Inc.	19,940	2,037,469
Mondelez International, Inc., Class A	252,781	10,854,416
Tyson Foods, Inc., Class A	48,497	3,988,878
Total		47,716,673

2	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Church & Dwight Co., Inc.	41,830	1,969,775
Clorox Co. (The)	21,638	3,013,957
Colgate-Palmolive Co.	147,685	10,699,778
Kimberly-Clark Corp.	59,241	7,094,702
Procter & Gamble Co. (The)	427,549	38,475,135
Total		61,253,347
Personal Products 0.2%
Coty, Inc., Class A	79,086	1,362,652
Estee Lauder Companies, Inc. (The), Class A	37,532	4,685,119
Total		6,047,771
Tobacco 1.3%
Altria Group, Inc.	321,672	21,819,012
Philip Morris International, Inc.	260,406	26,756,716
Total		48,575,728
Total Consumer Staples		308,383,170
Energy 5.8%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	71,767	2,133,633
Halliburton Co.	145,513	6,079,533
Helmerich & Payne, Inc.	18,202	1,066,273
National Oilwell Varco, Inc.	63,723	2,137,907
Schlumberger Ltd.	232,966	14,641,913
TechnipFMC PLC	73,640	2,109,049
Total		28,168,308
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	93,945	4,517,815
Andeavor	24,207	2,553,112
Apache Corp.	63,870	2,671,682
Cabot Oil & Gas Corp.	77,545	2,244,928
Chesapeake Energy Corp.(a)	152,253	619,670
Chevron Corp.	317,726	37,806,217
Cimarex Energy Co.	15,970	1,854,277
Concho Resources, Inc.(a)	24,933	3,487,129
ConocoPhillips	204,043	10,381,708
Devon Energy Corp.	88,142	3,396,111
EOG Resources, Inc.	96,818	9,906,418
EQT Corp.	40,202	2,396,039
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.(b)	710,436	59,172,214
Hess Corp.	45,305	2,078,593
Kinder Morgan, Inc.	321,897	5,546,285
Marathon Oil Corp.	142,515	2,114,923
Marathon Petroleum Corp.	84,876	5,315,784
Newfield Exploration Co.(a)	33,396	1,032,938
Noble Energy, Inc.	81,574	2,145,396
Occidental Petroleum Corp.	128,195	9,037,748
ONEOK, Inc.	63,698	3,305,926
Phillips 66	72,044	7,028,613
Pioneer Natural Resources Co.	28,514	4,449,325
Range Resources Corp.	37,855	682,147
Valero Energy Corp.	74,055	6,340,589
Williams Companies, Inc. (The)	138,596	4,026,214
Total		194,111,801
Total Energy		222,280,109
Financials 14.6%
Banks 6.5%
Bank of America Corp.	1,645,128	46,343,256
BB&T Corp.	135,483	6,695,570
Citigroup, Inc.	456,810	34,489,155
Citizens Financial Group, Inc.	83,943	3,416,480
Comerica, Inc.	29,489	2,456,729
Fifth Third Bancorp	123,525	3,768,748
Huntington Bancshares, Inc.	182,754	2,631,658
JPMorgan Chase & Co.	590,004	61,667,218
KeyCorp	182,342	3,460,851
M&T Bank Corp.	25,471	4,303,325
People’s United Financial, Inc.	57,738	1,098,177
PNC Financial Services Group, Inc. (The)	80,350	11,293,996
Regions Financial Corp.	200,371	3,324,155
SunTrust Banks, Inc.	80,466	4,959,119
U.S. Bancorp	266,442	14,694,276
Wells Fargo & Co.	749,044	42,298,515
Zions Bancorporation	33,901	1,679,794
Total		248,581,022

Columbia Large Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.0%
Affiliated Managers Group, Inc.	9,378	1,863,127
Ameriprise Financial, Inc.(c)	25,137	4,103,113
Bank of New York Mellon Corp. (The)	173,218	9,481,953
BlackRock, Inc.	20,779	10,414,227
Cboe Global Markets, Inc.	18,910	2,334,061
Charles Schwab Corp. (The)	199,823	9,749,364
CME Group, Inc.	56,988	8,521,986
E*TRADE Financial Corp.(a)	46,116	2,220,024
Franklin Resources, Inc.	55,171	2,391,663
Goldman Sachs Group, Inc. (The)	60,323	14,938,388
Intercontinental Exchange, Inc.	98,672	7,050,114
Invesco Ltd.	68,219	2,467,481
Moody’s Corp.	27,859	4,229,553
Morgan Stanley	237,106	12,237,041
Nasdaq, Inc.	19,579	1,549,874
Northern Trust Corp.	36,015	3,521,547
Raymond James Financial, Inc.	21,511	1,899,421
S&P Global, Inc.	43,091	7,130,699
State Street Corp.	62,702	5,978,636
T. Rowe Price Group, Inc.	40,297	4,147,367
Total		116,229,639
Consumer Finance 0.7%
American Express Co.	123,013	12,019,600
Capital One Financial Corp.	81,098	7,461,016
Discover Financial Services	62,429	4,407,488
Navient Corp.	45,954	579,480
Synchrony Financial	125,347	4,498,704
Total		28,966,288
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	322,610	62,266,956
Leucadia National Corp.	53,084	1,396,640
Total		63,663,596
Insurance 2.7%
Aflac, Inc.	66,265	5,807,465
Allstate Corp. (The)	60,583	6,219,451
American International Group, Inc.	151,465	9,081,841
Aon PLC	42,641	5,979,121
Common Stocks (continued)
Issuer	Shares	Value ($)
Arthur J Gallagher & Co.	30,209	1,988,658
Assurant, Inc.	9,034	911,259
Brighthouse Financial, Inc.(a)	16,068	944,638
Chubb Ltd.	78,038	11,870,360
Cincinnati Financial Corp.	25,019	1,869,670
Everest Re Group Ltd.	6,886	1,512,166
Hartford Financial Services Group, Inc. (The)	61,076	3,508,205
Lincoln National Corp.	37,143	2,843,297
Loews Corp.	46,281	2,327,009
Marsh & McLennan Companies, Inc.	85,936	7,212,608
MetLife, Inc.	178,208	9,566,205
Principal Financial Group, Inc.	45,056	3,189,514
Progressive Corp. (The)	97,567	5,188,613
Prudential Financial, Inc.	71,596	8,293,681
Torchmark Corp.	18,142	1,611,917
Travelers Companies, Inc. (The)	46,267	6,272,417
Unum Group	37,835	2,142,218
Willis Towers Watson PLC	22,520	3,621,216
Xl Group Ltd.	43,252	1,679,043
Total		103,640,572
Total Financials		561,081,117
Health Care 13.9%
Biotechnology 2.8%
AbbVie, Inc.	267,269	25,903,711
Alexion Pharmaceuticals, Inc.(a)	37,421	4,109,200
Amgen, Inc.	122,344	21,490,947
Biogen, Inc.(a)	35,445	11,419,316
Celgene Corp.(a)	131,170	13,225,871
Gilead Sciences, Inc.	218,958	16,373,679
Incyte Corp.(a)	28,621	2,833,193
Regeneron Pharmaceuticals, Inc.(a)	12,883	4,661,842
Vertex Pharmaceuticals, Inc.(a)	42,268	6,098,850
Total		106,116,609
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	291,305	16,420,863
Align Technology, Inc.(a)	12,094	3,155,083
Baxter International, Inc.	84,048	5,507,665
Becton Dickinson and Co.	38,155	8,707,353
Boston Scientific Corp.(a)	230,058	6,045,924

4	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cooper Companies, Inc. (The)	8,196	1,976,711
CR Bard, Inc.	12,188	4,094,437
Danaher Corp.	102,493	9,671,239
Dentsply Sirona, Inc.	38,481	2,578,612
Edwards Lifesciences Corp.(a)	35,404	4,149,349
Hologic, Inc.(a)	47,030	1,962,092
IDEXX Laboratories, Inc.(a)	14,630	2,288,278
Intuitive Surgical, Inc.(a)	18,762	7,500,672
Medtronic PLC	227,118	18,653,201
ResMed, Inc.	23,840	2,035,936
Stryker Corp.	53,935	8,413,860
Varian Medical Systems, Inc.(a)	15,388	1,719,609
Zimmer Biomet Holdings, Inc.	33,898	3,969,456
Total		108,850,340
Health Care Providers & Services 2.8%
Aetna, Inc.	55,616	10,020,891
AmerisourceBergen Corp.	27,186	2,305,916
Anthem, Inc.	44,026	10,344,349
Cardinal Health, Inc.	53,056	3,140,385
Centene Corp.(a)	28,922	2,952,647
CIGNA Corp.	42,212	8,937,547
DaVita, Inc.(a)	25,646	1,565,945
Envision Healthcare Corp.(a)	20,263	646,998
Express Scripts Holding Co.(a)	96,835	6,311,705
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.(a)	48,450	4,118,250
Henry Schein, Inc.(a)	26,602	1,900,713
Humana, Inc.	24,227	6,319,855
Laboratory Corp. of America Holdings(a)	17,066	2,701,036
McKesson Corp.	35,255	5,208,574
Patterson Companies, Inc.	13,808	504,682
Quest Diagnostics, Inc.	22,869	2,251,682
UnitedHealth Group, Inc.	162,112	36,989,095
Universal Health Services, Inc., Class B	14,813	1,604,988
Total		107,825,258
Health Care Technology 0.1%
Cerner Corp.(a)	52,813	3,733,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	53,878	3,730,513
Illumina, Inc.(a)	24,479	5,630,904
IQVIA Holdings, Inc.(a)	25,410	2,592,074
Mettler-Toledo International, Inc.(a)	4,304	2,708,120
PerkinElmer, Inc.	18,477	1,361,385
Thermo Fisher Scientific, Inc.	67,100	12,934,196
Waters Corp.(a)	13,379	2,637,938
Total		31,595,130
Pharmaceuticals 4.6%
Allergan PLC	56,048	9,742,824
Bristol-Myers Squibb Co.	274,955	17,374,407
Eli Lilly & Co.	162,440	13,748,922
Johnson & Johnson	450,013	62,700,311
Merck & Co., Inc.	458,585	25,345,993
Mylan NV(a)	89,912	3,284,485
Perrigo Co. PLC	22,234	1,939,027
Pfizer, Inc.	1,000,588	36,281,321
Zoetis, Inc.	82,284	5,948,310
Total		176,365,600
Total Health Care		534,486,288
Industrials 10.0%
Aerospace & Defense 2.5%
Arconic, Inc.	70,876	1,744,258
Boeing Co. (The)	93,156	25,785,581
General Dynamics Corp.	46,699	9,674,165
L3 Technologies, Inc.	13,114	2,604,309
Lockheed Martin Corp.	42,013	13,407,189
Northrop Grumman Corp.	29,200	8,976,080
Raytheon Co.	48,667	9,302,697
Rockwell Collins, Inc.	27,237	3,603,728
Textron, Inc.	44,385	2,472,688
TransDigm Group, Inc.	8,094	2,296,996
United Technologies Corp.	124,547	15,126,233
Total		94,993,924

Columbia Large Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	23,523	2,038,268
Expeditors International of Washington, Inc.	30,299	1,962,769
FedEx Corp.	41,384	9,578,741
United Parcel Service, Inc., Class B	115,479	14,024,924
Total		27,604,702
Airlines 0.5%
Alaska Air Group, Inc.	20,708	1,432,372
American Airlines Group, Inc.	72,675	3,669,361
Delta Air Lines, Inc.	111,680	5,910,106
Southwest Airlines Co.	92,325	5,601,358
United Continental Holdings, Inc.(a)	43,358	2,745,428
Total		19,358,625
Building Products 0.3%
Allegion PLC	15,928	1,340,182
AO Smith Corp.	24,550	1,556,961
Fortune Brands Home & Security, Inc.	25,818	1,766,468
Johnson Controls International PLC	156,334	5,884,412
Masco Corp.	53,420	2,292,252
Total		12,840,275
Commercial Services & Supplies 0.3%
Cintas Corp.	14,315	2,253,754
Republic Services, Inc.	38,396	2,493,436
Stericycle, Inc.(a)	14,305	948,564
Waste Management, Inc.	67,880	5,583,130
Total		11,278,884
Construction & Engineering 0.1%
Fluor Corp.	23,451	1,135,263
Jacobs Engineering Group, Inc.	20,177	1,324,217
Quanta Services, Inc.(a)	25,345	960,575
Total		3,420,055
Electrical Equipment 0.5%
Acuity Brands, Inc.	7,062	1,210,568
AMETEK, Inc.	38,693	2,812,594
Eaton Corp. PLC	74,577	5,800,599
Emerson Electric Co.	107,304	6,955,446
Rockwell Automation, Inc.	21,524	4,155,854
Total		20,935,061
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.0%
3M Co.	100,061	24,328,832
General Electric Co.	1,451,621	26,550,148
Honeywell International, Inc.	127,817	19,934,339
Roper Technologies, Inc.	17,140	4,579,979
Total		75,393,298
Machinery 1.7%
Caterpillar, Inc.	99,088	13,986,271
Cummins, Inc.	26,418	4,422,373
Deere & Co.	53,631	8,037,142
Dover Corp.	26,104	2,550,622
Flowserve Corp.	21,903	932,630
Fortive Corp.	51,138	3,817,452
Illinois Tool Works, Inc.	51,933	8,789,660
Ingersoll-Rand PLC	42,533	3,726,741
PACCAR, Inc.	58,909	4,143,070
Parker-Hannifin Corp.	22,318	4,184,402
Pentair PLC	27,693	1,970,634
Snap-On, Inc.	9,651	1,635,169
Stanley Black & Decker, Inc.	25,677	4,355,589
Xylem, Inc.	30,111	2,087,897
Total		64,639,652
Professional Services 0.3%
Equifax, Inc.	20,180	2,302,942
IHS Markit Ltd.(a)	60,912	2,717,893
Nielsen Holdings PLC	56,308	2,067,630
Robert Half International, Inc.	21,157	1,206,795
Verisk Analytics, Inc.(a)	26,054	2,512,127
Total		10,807,387
Road & Rail 0.9%
CSX Corp.	153,132	8,537,109
JB Hunt Transport Services, Inc.	14,315	1,590,969
Kansas City Southern	17,672	1,981,738
Norfolk Southern Corp.	48,313	6,697,631
Union Pacific Corp.	134,192	16,975,288
Total		35,782,735

6	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	48,283	2,529,546
United Rentals, Inc.(a)	14,174	2,260,470
WW Grainger, Inc.	8,801	1,947,749
Total		6,737,765
Total Industrials		383,792,363
Information Technology 23.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	838,331	31,269,746
F5 Networks, Inc.(a)	10,652	1,429,499
Harris Corp.	20,075	2,900,838
Juniper Networks, Inc.	63,759	1,769,950
Motorola Solutions, Inc.	27,276	2,566,944
Total		39,936,977
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	51,207	4,638,842
Corning, Inc.	151,436	4,905,012
FLIR Systems, Inc.	23,005	1,071,573
TE Connectivity Ltd.	59,248	5,595,381
Total		16,210,808
Internet Software & Services 4.8%
Akamai Technologies, Inc.(a)	28,745	1,603,396
Alphabet, Inc., Class A(a)	49,973	51,780,524
Alphabet, Inc., Class C(a)	50,615	51,698,667
eBay, Inc.(a)	166,887	5,785,972
Facebook, Inc., Class A(a)	397,424	70,415,584
VeriSign, Inc.(a)	14,408	1,658,361
Total		182,942,504
IT Services 4.0%
Accenture PLC, Class A	103,617	15,336,352
Alliance Data Systems Corp.	8,097	1,937,369
Automatic Data Processing, Inc.	74,506	8,527,957
Cognizant Technology Solutions Corp., Class A	99,030	7,157,888
CSRA, Inc.	27,406	792,855
DXC Technology Co.	47,726	4,588,378
Fidelity National Information Services, Inc.	55,733	5,257,294
Fiserv, Inc.(a)	35,290	4,638,870
Gartner, Inc.(a)	15,190	1,836,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	25,562	2,570,515
International Business Machines Corp.	145,313	22,373,843
MasterCard, Inc., Class A	156,563	23,558,035
Paychex, Inc.	53,632	3,609,970
PayPal Holdings, Inc.(a)	189,501	14,350,911
Total System Services, Inc.	28,110	2,090,259
Visa, Inc., Class A	306,715	34,533,042
Western Union Co. (The)	77,798	1,531,843
Total		154,691,700
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.(a)	134,926	1,469,344
Analog Devices, Inc.	61,645	5,308,251
Applied Materials, Inc.	178,810	9,435,803
Broadcom Ltd.	68,167	18,946,336
Intel Corp.	787,857	35,327,508
KLA-Tencor Corp.	26,294	2,688,298
Lam Research Corp.	27,242	5,239,454
Microchip Technology, Inc.	39,020	3,394,350
Micron Technology, Inc.(a)	186,787	7,917,901
NVIDIA Corp.	100,601	20,191,627
Qorvo, Inc.(a)	21,343	1,634,447
QUALCOMM, Inc.	247,708	16,432,949
Skyworks Solutions, Inc.	30,804	3,226,411
Texas Instruments, Inc.	165,991	16,149,264
Xilinx, Inc.	41,682	2,897,316
Total		150,259,259
Software 5.3%
Activision Blizzard, Inc.	126,576	7,898,342
Adobe Systems, Inc.(a)	82,730	15,013,013
ANSYS, Inc.(a)	14,215	2,106,521
Autodesk, Inc.(a)	36,746	4,031,036
CA, Inc.	52,978	1,751,982
Cadence Design Systems, Inc.(a)	46,980	2,062,892
Citrix Systems, Inc.(a)	24,131	2,114,599
Electronic Arts, Inc.(a)	51,761	5,504,782
Intuit, Inc.	40,807	6,415,677
Microsoft Corp.	1,291,388	108,696,128
Oracle Corp.	506,309	24,839,520
Red Hat, Inc.(a)	29,755	3,771,744

Columbia Large Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	114,474	11,941,928
Symantec Corp.	103,035	2,984,924
Synopsys, Inc.(a)	25,186	2,276,311
Total		201,409,399
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	866,025	148,826,396
Hewlett Packard Enterprise Co.	275,407	3,841,928
HP, Inc.	280,045	6,006,965
NetApp, Inc.	45,230	2,555,947
Seagate Technology PLC	48,254	1,860,674
Western Digital Corp.	49,436	3,898,523
Xerox Corp.	35,792	1,061,591
Total		168,052,024
Total Information Technology		913,502,671
Materials 2.9%
Chemicals 2.2%
Air Products & Chemicals, Inc.	36,547	5,958,623
Albemarle Corp.	18,521	2,487,741
CF Industries Holdings, Inc.	39,106	1,465,302
DowDuPont, Inc.	391,199	28,150,680
Eastman Chemical Co.	24,289	2,243,575
Ecolab, Inc.	43,663	5,934,675
FMC Corp.	22,490	2,123,056
International Flavors & Fragrances, Inc.	13,244	2,058,647
LyondellBasell Industries NV, Class A	54,414	5,697,146
Monsanto Co.	73,656	8,716,451
Mosaic Co. (The)	58,854	1,429,564
PPG Industries, Inc.	43,003	5,024,900
Praxair, Inc.	47,964	7,382,619
Sherwin-Williams Co. (The)	13,779	5,503,608
Total		84,176,587
Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,533	2,194,972
Vulcan Materials Co.	22,180	2,786,917
Total		4,981,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Avery Dennison Corp.	14,815	1,690,688
Ball Corp.	58,977	2,353,772
International Paper Co.	69,226	3,918,884
Packaging Corp. of America	15,820	1,876,252
Sealed Air Corp.	30,250	1,453,512
WestRock Co.	42,590	2,658,042
Total		13,951,150
Metals & Mining 0.2%
Freeport-McMoRan, Inc.(a)	225,595	3,140,282
Newmont Mining Corp.	89,408	3,307,202
Nucor Corp.	53,555	3,079,413
Total		9,526,897
Total Materials		112,636,523
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	15,701	1,994,969
American Tower Corp.	71,955	10,356,483
Apartment Investment & Management Co., Class A	26,329	1,160,846
AvalonBay Communities, Inc.	23,155	4,198,696
Boston Properties, Inc.	25,870	3,243,581
Crown Castle International Corp.	68,119	7,697,447
Digital Realty Trust, Inc.	34,306	4,003,510
Duke Realty Corp.	59,640	1,677,673
Equinix, Inc.	13,060	6,066,239
Equity Residential	61,590	4,115,444
Essex Property Trust, Inc.	11,067	2,733,438
Extra Space Storage, Inc.	21,108	1,801,779
Federal Realty Investment Trust	12,117	1,601,989
GGP, Inc.	104,659	2,459,486
HCP, Inc.	78,633	2,079,057
Host Hotels & Resorts, Inc.	124,082	2,455,583
Iron Mountain, Inc.	44,332	1,811,849
Kimco Realty Corp.	71,367	1,321,717
Macerich Co. (The)	18,256	1,182,076
Mid-America Apartment Communities, Inc.	19,050	1,951,482
ProLogis, Inc.	89,172	5,905,862
Public Storage	25,086	5,346,328

8	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	45,955	2,541,311
Regency Centers Corp.	24,805	1,682,027
SBA Communications Corp.(a)	20,180	3,425,555
Simon Property Group, Inc.	52,116	8,429,763
SL Green Realty Corp.	16,595	1,696,507
UDR, Inc.	44,863	1,764,462
Ventas, Inc.	59,712	3,822,165
Vornado Realty Trust	28,908	2,243,839
Welltower, Inc.	61,849	4,172,334
Weyerhaeuser Co.	126,243	4,466,477
Total		109,409,974
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	50,426	2,186,471
Total Real Estate		111,596,445
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,029,455	37,451,573
CenturyLink, Inc.	162,967	2,377,688
Verizon Communications, Inc.	683,966	34,807,030
Total		74,636,291
Total Telecommunication Services		74,636,291
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	38,737	1,747,426
American Electric Power Co., Inc.	82,463	6,401,603
Duke Energy Corp.	117,345	10,464,827
Edison International	54,626	4,439,455
Entergy Corp.	30,098	2,602,875
Eversource Energy	53,129	3,445,415
Exelon Corp.	160,972	6,714,142
FirstEnergy Corp.	74,491	2,543,123
NextEra Energy, Inc.	78,492	12,404,876
PG&E Corp.	85,978	4,663,447
Pinnacle West Capital Corp.	18,711	1,717,857
PPL Corp.	114,539	4,200,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Southern Co. (The)	167,572	8,579,686
Xcel Energy, Inc.	85,134	4,393,766
Total		74,318,643
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	110,699	1,171,195
NRG Energy, Inc.	50,410	1,393,837
Total		2,565,032
Multi-Utilities 1.0%
Ameren Corp.	40,683	2,602,085
CenterPoint Energy, Inc.	72,267	2,168,733
CMS Energy Corp.	47,286	2,359,571
Consolidated Edison, Inc.	51,946	4,625,272
Dominion Energy, Inc.	107,740	9,064,166
DTE Energy Co.	30,074	3,475,652
NiSource, Inc.	54,636	1,504,129
Public Service Enterprise Group, Inc.	84,818	4,500,443
SCANA Corp.	23,964	1,034,526
Sempra Energy	42,094	5,092,953
WEC Energy Group, Inc.	52,913	3,676,924
Total		40,104,454
Water Utilities 0.1%
American Water Works Co., Inc.	29,887	2,736,454
Total Utilities		119,724,583
Total Common Stocks (Cost $1,698,307,025)		3,802,785,907

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(c),(f)	43,299,806	43,299,806
Total Money Market Funds (Cost $43,298,867)		43,299,806
Total Investments (Cost: $1,741,605,892)		3,846,085,713
Other Assets & Liabilities, Net		(4,452,254)
Net Assets		3,841,633,459

At November 30, 2017, securities and/or cash totaling $3,165,020 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	305	12/2017	USD	40,380,475	2,079,426	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.	28,324	—	(3,187)	25,137	303,211	507,229	65,153	4,103,113
Columbia Short-Term Cash Fund, 1.213%	47,891,632	430.477,894	(435,069,720)	43,299,806	(430)	939	342,604	43,299,806
Total					302,781	508,168	407,757	47,402,919

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
10	Columbia Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	460,666,347	—	—	—	460,666,347
Consumer Staples	308,383,170	—	—	—	308,383,170
Energy	222,280,109	—	—	—	222,280,109
Financials	561,081,117	—	—	—	561,081,117
Health Care	534,486,288	0*	—	—	534,486,288
Industrials	383,792,363	—	—	—	383,792,363
Information Technology	913,502,671	—	—	—	913,502,671
Materials	112,636,523	—	—	—	112,636,523
Real Estate	111,596,445	—	—	—	111,596,445
Telecommunication Services	74,636,291	—	—	—	74,636,291
Utilities	119,724,583	—	—	—	119,724,583
Total Common Stocks	3,802,785,907	0*	—	—	3,802,785,907
Money Market Funds	—	—	—	43,299,806	43,299,806
Total Investments	3,802,785,907	0*	—	43,299,806	3,846,085,713
Derivatives
Asset
Futures Contracts	2,079,426	—	—	—	2,079,426
Total	3,804,865,333	0*	—	43,299,806	3,848,165,139

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Large Cap Index Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Large Cap Growth Fund III, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.8%
Issuer	Shares	Value ($)
Consumer Discretionary 16.4%
Hotels, Restaurants & Leisure 3.6%
Norwegian Cruise Line Holdings Ltd.(a)	260,181	14,091,403
Starbucks Corp.	309,344	17,886,270
Yum China Holdings, Inc.	316,260	12,912,896
Yum! Brands, Inc.	227,861	19,019,558
Total		63,910,127
Household Durables 1.0%
Mohawk Industries, Inc.(a)	65,400	18,482,694
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc.(a)	77,642	91,365,223
Expedia, Inc.	121,058	14,829,605
Priceline Group, Inc. (The)(a)	10,452	18,183,449
Total		124,378,277
Media 2.0%
Comcast Corp., Class A	505,296	18,968,812
DISH Network Corp., Class A(a)	315,094	15,959,511
Total		34,928,323
Specialty Retail 1.5%
TJX Companies, Inc. (The)	355,460	26,855,003
Textiles, Apparel & Luxury Goods 1.2%
PVH Corp.	158,389	21,311,240
Total Consumer Discretionary		289,865,664
Consumer Staples 6.5%
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	160,452	29,592,163
SYSCO Corp.	463,244	26,743,076
Wal-Mart Stores, Inc.	144,148	14,015,510
Total		70,350,749
Food Products 1.2%
Tyson Foods, Inc., Class A	269,169	22,139,150
Tobacco 1.3%
Philip Morris International, Inc.	220,216	22,627,194
Total Consumer Staples		115,117,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	141,943	16,481,002
Total Energy		16,481,002
Financials 5.1%
Banks 1.0%
Citigroup, Inc.	231,621	17,487,385
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	533,292	29,192,404
BlackRock, Inc.	30,538	15,305,340
Charles Schwab Corp. (The)	292,295	14,261,073
Goldman Sachs Group, Inc. (The)	54,710	13,548,385
Total		72,307,202
Total Financials		89,794,587
Health Care 14.5%
Biotechnology 7.4%
ACADIA Pharmaceuticals, Inc.(a)	91,832	2,777,918
Alexion Pharmaceuticals, Inc.(a)	190,562	20,925,613
Biogen, Inc.(a)	89,137	28,717,267
Celgene Corp.(a)	229,077	23,097,834
Clovis Oncology, Inc.(a)	69,638	4,378,141
Gilead Sciences, Inc.	360,520	26,959,686
TESARO, Inc.(a)	34,407	2,910,832
Vertex Pharmaceuticals, Inc.(a)	142,315	20,534,632
Total		130,301,923
Health Care Equipment & Supplies 2.3%
Align Technology, Inc.(a)	17,691	4,615,228
Edwards Lifesciences Corp.(a)	159,901	18,740,397
Medtronic PLC	199,686	16,400,211
Total		39,755,836
Health Care Providers & Services 2.4%
Aetna, Inc.	130,477	23,509,346
Humana, Inc.	69,367	18,095,076
Total		41,604,422

Columbia Large Cap Growth Fund III | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.4%
Illumina, Inc.(a)	80,117	18,429,313
Thermo Fisher Scientific, Inc.	127,409	24,559,359
Total		42,988,672
Total Health Care		254,650,853
Industrials 10.8%
Aerospace & Defense 1.2%
L3 Technologies, Inc.	110,879	22,019,461
Air Freight & Logistics 2.1%
FedEx Corp.	157,032	36,346,627
Airlines 0.9%
Southwest Airlines Co.	272,373	16,524,870
Electrical Equipment 0.8%
Sensata Technologies Holding NV(a)	277,992	13,885,700
Industrial Conglomerates 2.3%
Honeywell International, Inc.	258,450	40,307,862
Machinery 2.3%
Cummins, Inc.	117,089	19,600,698
Xylem, Inc.	308,220	21,371,975
Total		40,972,673
Road & Rail 1.2%
Kansas City Southern	184,904	20,735,135
Total Industrials		190,792,328
Information Technology 40.4%
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A(a)	54,938	6,060,760
Internet Software & Services 11.7%
Alibaba Group Holding Ltd., ADR(a)	130,779	23,158,345
Alphabet, Inc., Class A(a)	91,797	95,117,297
Alphabet, Inc., Class C(a)	13,860	14,156,743
Facebook, Inc., Class A(a)	419,714	74,364,927
Total		206,797,312
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.6%
FleetCor Technologies, Inc.(a)	118,847	21,614,704
PayPal Holdings, Inc.(a)	53,772	4,072,154
Square, Inc., Class A(a)	178,975	7,019,399
Visa, Inc., Class A	586,268	66,007,914
Total		98,714,171
Semiconductors & Semiconductor Equipment 7.4%
Broadcom Ltd.	117,997	32,796,086
Lam Research Corp.	121,696	23,405,792
MACOM Technology Solutions Holdings, Inc.(a)	458,250	14,934,368
Micron Technology, Inc.(a)	558,603	23,679,181
NVIDIA Corp.	172,964	34,715,604
Total		129,531,031
Software 9.9%
Electronic Arts, Inc.(a)	252,657	26,870,072
Microsoft Corp.	1,154,835	97,202,462
Salesforce.com, Inc.(a)	286,614	29,899,572
ServiceNow, Inc.(a)	164,439	20,225,997
Total		174,198,103
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	560,862	96,384,135
Total Information Technology		711,685,512
Materials 2.0%
Chemicals 2.0%
Eastman Chemical Co.	276,616	25,551,020
LyondellBasell Industries NV, Class A	96,718	10,126,374
Total		35,677,394
Total Materials		35,677,394
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
American Tower Corp.	174,210	25,074,045
Equinix, Inc.	66,176	30,738,090
Total		55,812,135
Total Real Estate		55,812,135
Total Common Stocks (Cost $1,225,950,767)		1,759,876,568

2	Columbia Large Cap Growth Fund III | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, November 30, 2017 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	621,761	621,761
Total Money Market Funds (Cost $621,747)		621,761
Total Investments (Cost: $1,226,572,514)		1,760,498,329
Other Assets & Liabilities, Net		2,825,245
Net Assets		1,763,323,574
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	7,904,233	310,807,055	(318,089,527)	621,761	698	14	122,357	621,761
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Large Cap Growth Fund III | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	289,865,664	—	—	—	289,865,664
Consumer Staples	115,117,093	—	—	—	115,117,093
Energy	16,481,002	—	—	—	16,481,002
Financials	89,794,587	—	—	—	89,794,587
Health Care	254,650,853	—	—	—	254,650,853
Industrials	190,792,328	—	—	—	190,792,328
Information Technology	711,685,512	—	—	—	711,685,512
Materials	35,677,394	—	—	—	35,677,394
Real Estate	55,812,135	—	—	—	55,812,135
Total Common Stocks	1,759,876,568	—	—	—	1,759,876,568
Money Market Funds	—	—	—	621,761	621,761
Total Investments	1,759,876,568	—	—	621,761	1,760,498,329
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund III | Quarterly Report 2017

Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Auto Components 0.7%
Cooper Tire & Rubber Co.	142,460	5,235,405
Dana, Inc.	394,940	13,048,817
Gentex Corp.	779,466	15,963,464
Total		34,247,686
Automobiles 0.4%
Thor Industries, Inc.	133,494	20,498,004
Distributors 0.3%
Pool Corp.	112,530	14,138,269
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	169,448	7,023,620
Graham Holdings Co., Class B	12,632	7,365,719
Service Corp. International	511,091	18,884,812
Sotheby’s (a)	102,082	5,260,286
Total		38,534,437
Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.	126,359	4,641,166
Buffalo Wild Wings, Inc.(a)	42,310	6,598,244
Cheesecake Factory, Inc. (The)	119,335	5,852,188
Churchill Downs, Inc.	35,330	8,302,550
Cracker Barrel Old Country Store, Inc.	65,630	10,259,938
Domino’s Pizza, Inc.	119,380	22,223,781
Dunkin’ Brands Group, Inc.	246,330	14,705,901
ILG, Inc.	289,830	8,141,325
International Speedway Corp., Class A	68,179	2,812,384
Jack in the Box, Inc.	80,320	8,313,923
Papa John’s International, Inc.	72,570	4,242,442
Six Flags Entertainment Corp.	217,230	14,211,187
Texas Roadhouse, Inc.	178,390	9,110,377
Wendy’s Co. (The)	498,428	7,421,593
Total		126,836,999
Household Durables 2.1%
CalAtlantic Group, Inc.	207,570	11,632,223
Helen of Troy Ltd.(a)	74,320	6,644,208
KB Home	227,486	7,133,961
NVR, Inc.(a)	9,502	33,019,450
Tempur Sealy International, Inc.(a)	125,234	7,252,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Toll Brothers, Inc.	415,256	20,899,834
TRI Pointe Group, Inc.(a)	413,110	7,485,553
Tupperware Brands Corp.	138,890	8,766,737
Total		102,834,267
Internet & Direct Marketing Retail 0.1%
HSN, Inc.	87,229	3,545,859
Leisure Products 0.7%
Brunswick Corp.	242,180	13,404,663
Polaris Industries, Inc.	158,814	20,170,966
Total		33,575,629
Media 1.4%
AMC Networks, Inc., Class A(a)	142,164	7,327,133
Cable One, Inc.	12,804	8,793,915
Cinemark Holdings, Inc.	289,313	10,447,092
John Wiley & Sons, Inc., Class A	121,644	7,195,243
Live Nation Entertainment, Inc.(a)	365,750	16,597,735
Meredith Corp.	107,758	7,343,708
New York Times Co. (The), Class A	343,149	6,451,201
TEGNA, Inc.	587,200	7,798,016
Total		71,954,043
Multiline Retail 0.2%
Big Lots, Inc.	120,690	7,132,779
Dillard’s, Inc., Class A	57,350	3,446,735
Total		10,579,514
Specialty Retail 1.7%
Aaron’s, Inc.	169,899	6,408,590
American Eagle Outfitters, Inc.	459,124	7,382,714
AutoNation, Inc.(a)	161,900	8,964,403
Bed Bath & Beyond, Inc.	393,400	8,808,226
Dick’s Sporting Goods, Inc.	231,080	6,807,617
GameStop Corp., Class A	276,420	5,182,875
Michaels Companies, Inc. (The)(a)	301,360	6,509,376
Murphy USA, Inc.(a)	91,520	7,216,352
Office Depot, Inc.	1,415,102	4,627,384
Sally Beauty Holdings, Inc.(a)	358,610	6,114,301
Urban Outfitters, Inc.(a)	221,860	6,904,283
Williams-Sonoma, Inc.	217,578	11,131,290
Total		86,057,411

Columbia Mid Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	130,572	14,143,559
Deckers Outdoor Corp.(a)	87,352	6,527,815
Skechers U.S.A., Inc., Class A(a)	365,470	12,827,997
Total		33,499,371
Total Consumer Discretionary		576,301,489
Consumer Staples 3.7%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	24,350	4,379,347
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	104,380	12,603,885
Sprouts Farmers Market, Inc.(a)	344,180	8,046,929
United Natural Foods, Inc.(a)	138,161	6,634,491
Total		27,285,305
Food Products 2.5%
Dean Foods Co.	248,175	2,769,633
Flowers Foods, Inc.	502,881	10,047,562
Hain Celestial Group, Inc. (The)(a)	283,060	11,633,766
Ingredion, Inc.	195,666	27,095,828
Lamb Weston Holdings, Inc.	399,000	21,693,630
Lancaster Colony Corp.	53,195	7,089,830
Post Holdings, Inc.(a)	180,591	14,347,955
Sanderson Farms, Inc.	54,630	9,270,165
Snyders-Lance, Inc.	232,130	8,978,788
Tootsie Roll Industries, Inc.	52,303	1,956,132
TreeHouse Foods, Inc.(a)	156,110	7,184,182
Total		122,067,471
Household Products 0.2%
Energizer Holdings, Inc.	168,783	7,752,203
Personal Products 0.4%
Avon Products, Inc.(a)	1,200,940	2,377,861
Edgewell Personal Care Co.(a)	155,513	9,018,199
Nu Skin Enterprises, Inc., Class A	135,850	9,225,574
Total		20,621,634
Total Consumer Staples		182,105,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.0%
Energy Equipment & Services 1.4%
Core Laboratories NV	120,410	12,131,307
Diamond Offshore Drilling, Inc.(a)	176,050	2,823,842
Dril-Quip, Inc.(a)	103,290	4,952,756
Ensco PLC, Class A	1,181,300	6,343,581
Nabors Industries Ltd.	780,150	4,712,106
Oceaneering International, Inc.	268,246	5,241,527
Patterson-UTI Energy, Inc.	582,383	12,573,649
Rowan Companies PLC, Class A(a)	310,140	4,487,726
Superior Energy Services, Inc.(a)	417,189	4,025,874
Transocean Ltd.(a)	1,067,810	10,827,593
Total		68,119,961
Oil, Gas & Consumable Fuels 2.6%
Callon Petroleum Co.(a)	548,780	6,058,531
CNX Resources Corp.(a)	565,170	7,884,122
CONSOL Energy, Inc.(a)	70,646	1,554,218
Energen Corp.(a)	265,315	14,979,685
Gulfport Energy Corp.(a)	449,180	5,749,504
HollyFrontier Corp.	483,920	21,524,762
Matador Resources Co.(a)	262,840	7,517,224
Murphy Oil Corp.	442,810	12,376,539
PBF Energy, Inc., Class A	299,420	9,692,225
QEP Resources, Inc.(a)	656,510	6,341,887
SM Energy Co.	279,409	5,767,002
Southwestern Energy Co.(a)	1,389,890	8,839,700
World Fuel Services Corp.	186,960	5,247,967
WPX Energy, Inc.(a)	1,086,030	13,760,000
Total		127,293,366
Total Energy		195,413,327
Financials 17.0%
Banks 8.5%
Associated Banc-Corp.	413,119	10,534,535
BancorpSouth Bank	231,090	7,683,743
Bank of Hawaii Corp.	116,436	9,883,088
Bank of the Ozarks	331,470	15,983,483
Cathay General Bancorp	207,295	8,994,530
Chemical Financial Corp.	194,200	10,950,938

2	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commerce Bancshares, Inc.	256,308	14,512,167
Cullen/Frost Bankers, Inc.	159,549	15,701,217
East West Bancorp, Inc.	394,397	24,271,191
First Horizon National Corp.	639,150	12,393,118
FNB Corp.	882,320	12,520,121
Fulton Financial Corp.	477,535	9,073,165
Hancock Holding Co.	231,321	11,878,333
Home Bancshares, Inc.	431,420	10,267,796
International Bancshares Corp.	147,852	6,098,895
MB Financial, Inc.	228,840	10,652,502
PacWest Bancorp	353,530	16,849,240
Pinnacle Financial Partners, Inc.	201,360	13,823,364
Prosperity Bancshares, Inc.	189,685	13,285,537
Signature Bank(a)	150,061	20,600,374
Sterling Bancorp	613,100	15,542,085
SVB Financial Group(a)	143,837	32,743,055
Synovus Financial Corp.	331,665	16,460,534
TCF Financial Corp.	468,489	9,515,012
Texas Capital Bancshares, Inc.(a)	135,390	12,232,487
Trustmark Corp.	184,910	6,275,845
UMB Financial Corp.	120,130	9,028,971
Umpqua Holdings Corp.	601,110	13,290,542
United Bankshares, Inc.	286,520	10,758,826
Valley National Bancorp	720,571	8,574,795
Webster Financial Corp.	251,335	14,419,089
Wintrust Financial Corp.	152,350	12,774,547
Total		417,573,125
Capital Markets 3.3%
Eaton Vance Corp.	313,872	17,350,844
Factset Research Systems, Inc.	107,084	21,403,950
Federated Investors, Inc., Class B	260,300	8,735,668
Janus Henderson Group PLC	492,367	18,350,518
Legg Mason, Inc.	237,610	9,494,896
MarketAxess Holdings, Inc.	102,600	20,034,702
MSCI, Inc.	245,837	31,639,222
SEI Investments Co.	358,215	25,204,007
Stifel Financial Corp.	186,470	10,487,073
Total		162,700,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.3%
SLM Corp.(a)	1,178,000	13,629,460
Insurance 4.4%
Alleghany Corp.(a)	42,148	24,648,150
American Financial Group, Inc.	187,417	19,690,030
Aspen Insurance Holdings Ltd.	163,354	6,697,514
Brown & Brown, Inc.	316,763	16,234,104
CNO Financial Group, Inc.	461,380	11,631,390
First American Financial Corp.	302,235	16,801,244
Genworth Financial, Inc., Class A(a)	1,362,520	4,618,943
Hanover Insurance Group, Inc. (The)	115,690	12,448,244
Kemper Corp.	133,061	9,181,209
Mercury General Corp.	99,651	5,468,847
Old Republic International Corp.	669,406	14,037,444
Primerica, Inc.	122,525	12,742,600
Reinsurance Group of America, Inc.	176,049	28,528,740
RenaissanceRe Holdings Ltd.	109,960	14,586,194
WR Berkley Corp.	261,533	18,077,161
Total		215,391,814
Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	1,334,974	17,808,553
Washington Federal, Inc.	242,259	8,430,613
Total		26,239,166
Total Financials		835,534,445
Health Care 7.5%
Biotechnology 0.6%
Bioverativ, Inc.(a)	295,250	14,768,405
United Therapeutics Corp.(a)	118,588	15,415,254
Total		30,183,659
Health Care Equipment & Supplies 3.1%
ABIOMED, Inc.(a)	114,370	22,283,851
Globus Medical, Inc., Class A(a)	197,090	7,491,391
Halyard Health, Inc.(a)	127,730	6,200,014
Hill-Rom Holdings, Inc.	179,834	15,204,965
LivaNova PLC(a)	118,360	10,318,625
Masimo Corp.(a)	130,440	11,588,290
NuVasive, Inc.(a)	138,680	8,000,449
STERIS PLC	231,838	20,856,146

Columbia Mid Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	122,937	32,642,232
West Pharmaceutical Services, Inc.	202,000	20,185,860
Total		154,771,823
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc.(a)	222,970	7,097,135
HealthSouth Corp.	269,520	13,462,524
Lifepoint Hospitals, Inc.(a)	109,507	5,234,435
Mednax, Inc.(a)	255,412	12,716,964
Molina Healthcare, Inc.(a)	120,060	9,393,494
Owens & Minor, Inc.	167,130	3,198,868
Tenet Healthcare Corp.(a)	220,170	3,104,397
WellCare Health Plans, Inc.(a)	121,496	25,877,433
Total		80,085,250
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	493,023	7,050,229
Medidata Solutions, Inc.(a)	159,700	10,642,408
Total		17,692,637
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A(a)	54,901	14,894,641
Bio-Techne Corp.	101,911	13,732,507
Charles River Laboratories International, Inc.(a)	129,918	13,537,456
INC Research Holdings, Inc. Class A(a)	153,440	5,876,752
Total		48,041,356
Pharmaceuticals 0.8%
Akorn, Inc.(a)	255,740	8,324,337
Catalent, Inc.(a)	358,560	14,267,103
Endo International PLC(a)	548,570	4,026,504
Mallinckrodt PLC(a)	265,270	5,788,191
Prestige Brands Holdings, Inc.(a)	144,670	6,539,084
Total		38,945,219
Total Health Care		369,719,944
Industrials 15.5%
Aerospace & Defense 2.0%
Curtiss-Wright Corp.	120,480	14,963,616
Esterline Technologies Corp.(a)	72,003	5,101,412
Huntington Ingalls Industries, Inc.	123,949	29,954,755
KLX, Inc.(a)	140,372	7,876,273
Common Stocks (continued)
Issuer	Shares	Value ($)
Orbital ATK, Inc.	157,257	20,748,489
Teledyne Technologies, Inc.(a)	96,450	17,962,848
Total		96,607,393
Airlines 0.4%
JetBlue Airways Corp.(a)	897,806	19,275,895
Building Products 0.4%
Lennox International, Inc.	103,632	21,735,776
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	137,800	11,141,130
Clean Harbors, Inc.(a)	141,970	7,646,504
Copart, Inc.(a)	546,998	23,608,434
Deluxe Corp.	131,992	9,384,631
Herman Miller, Inc.	163,249	5,836,152
HNI Corp.	120,365	4,212,775
MSA Safety, Inc.	92,776	7,978,736
Pitney Bowes, Inc.	509,590	5,437,325
Rollins, Inc.	261,849	12,136,701
Total		87,382,388
Construction & Engineering 1.3%
AECOM (a)	427,775	16,041,562
Dycom Industries, Inc.(a)	84,840	9,109,271
EMCOR Group, Inc.	161,540	13,047,586
Granite Construction, Inc.	108,752	7,217,870
KBR, Inc.	381,837	7,159,444
Valmont Industries, Inc.	61,671	10,656,749
Total		63,232,482
Electrical Equipment 0.7%
EnerSys	118,470	8,185,092
Hubbell, Inc.	149,325	18,783,592
Regal Beloit Corp.	121,734	9,367,431
Total		36,336,115
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	172,444	19,825,887
Machinery 5.1%
AGCO Corp.	180,001	12,740,471
Crane Co.	138,285	11,805,390
Donaldson Co., Inc.	357,825	17,855,468
Graco, Inc.	152,852	20,113,795

4	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IDEX Corp.	208,623	28,283,020
ITT, Inc.	240,212	13,019,490
Kennametal, Inc.	220,216	10,266,470
Lincoln Electric Holdings, Inc.	169,115	15,413,141
Nordson Corp.	138,586	17,788,899
Oshkosh Corp.	204,260	18,391,570
Terex Corp.	218,095	10,198,122
Timken Co. (The)	186,995	9,331,051
Toro Co. (The)	294,580	19,221,345
Trinity Industries, Inc.	413,106	14,727,229
Wabtec Corp.	233,190	17,932,311
Woodward, Inc.	150,637	11,651,772
Total		248,739,544
Marine 0.2%
Kirby Corp.(a)	146,678	9,871,429
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	100,880	12,419,337
ManpowerGroup, Inc.	182,167	23,481,326
Total		35,900,663
Road & Rail 1.8%
Avis Budget Group, Inc.(a)	198,540	7,564,374
Genesee & Wyoming, Inc., Class A(a)	167,944	13,237,346
Knight-Swift Transportation Holdings, Inc.	348,430	14,870,992
Landstar System, Inc.	114,448	11,811,034
Old Dominion Freight Line, Inc.	186,660	24,123,939
Ryder System, Inc.	144,630	11,929,082
Werner Enterprises, Inc.	122,314	4,672,395
Total		88,209,162
Trading Companies & Distributors 0.7%
GATX Corp.	105,638	6,671,040
MSC Industrial Direct Co., Inc., Class A	123,120	11,089,418
NOW, Inc.(a)	293,900	3,033,048
Watsco, Inc.	82,933	13,891,277
Total		34,684,783
Total Industrials		761,801,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.5%
Communications Equipment 1.1%
Arris International PLC(a)	481,840	14,440,745
Ciena Corp.(a)	386,982	8,416,858
InterDigital, Inc.	94,754	7,210,779
Netscout Systems, Inc.(a)	244,410	7,588,931
Plantronics, Inc.	91,739	4,799,784
Viasat, Inc.(a)	147,270	10,933,325
Total		53,390,422
Electronic Equipment, Instruments & Components 5.3%
Arrow Electronics, Inc.(a)	240,926	19,449,956
Avnet, Inc.	335,930	13,910,861
Belden, Inc.	115,460	9,778,307
Cognex Corp.	236,320	32,746,863
Coherent, Inc.(a)	67,240	19,631,390
IPG Photonics Corp.(a)	102,850	23,550,593
Jabil, Inc.	489,280	14,115,728
Keysight Technologies, Inc.(a)	506,000	22,011,000
Knowles Corp.(a)	244,070	3,853,865
Littelfuse, Inc.	62,000	12,579,800
National Instruments Corp.	292,086	12,837,180
SYNNEX Corp.	79,590	10,840,158
Tech Data Corp.(a)	94,714	9,158,844
Trimble Navigation Ltd.(a)	691,028	29,016,266
VeriFone Systems, Inc.(a)	305,276	5,293,486
Vishay Intertechnology, Inc.	366,118	8,017,984
Zebra Technologies Corp., Class A(a)	144,965	15,992,539
Total		262,784,820
Internet Software & Services 0.6%
Cars.com Inc(a)	195,370	4,735,769
j2 Global, Inc.	131,940	9,956,192
LogMeIn, Inc.	143,810	17,113,390
Total		31,805,351
IT Services 3.5%
Acxiom Corp.(a)	217,403	5,924,232
Broadridge Financial Solutions, Inc.	317,942	28,697,445
Convergys Corp.	254,624	6,284,120
CoreLogic, Inc.(a)	231,047	10,075,960

Columbia Mid Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DST Systems, Inc.	165,174	10,336,589
Jack Henry & Associates, Inc.	211,388	24,377,264
Leidos Holdings, Inc.	387,992	24,664,651
MAXIMUS, Inc.	177,070	12,231,996
Sabre Corp.	569,330	11,335,360
Science Applications International Corp.	119,304	8,852,357
Teradata Corp.(a)	343,940	13,073,159
WEX, Inc.(a)	108,917	14,019,796
Total		169,872,929
Semiconductors & Semiconductor Equipment 3.0%
Cirrus Logic, Inc.(a)	174,160	9,620,598
Cree, Inc.(a)	266,648	9,476,670
Cypress Semiconductor Corp.	907,592	14,530,548
First Solar, Inc.(a)	222,320	13,806,072
Integrated Device Technology, Inc.(a)	364,271	10,960,914
Microsemi Corp.(a)	315,220	16,659,377
MKS Instruments, Inc.	148,160	13,971,488
Monolithic Power Systems, Inc.	103,930	12,300,116
Silicon Laboratories, Inc.(a)	116,142	10,580,536
Synaptics, Inc.(a)	92,000	3,472,080
Teradyne, Inc.	540,020	21,854,610
Versum Materials, Inc.	296,980	11,404,032
Total		148,637,041
Software 3.6%
ACI Worldwide, Inc.(a)	322,218	7,372,348
Blackbaud, Inc.	131,190	12,915,655
CDK Global, Inc.	359,540	24,840,619
CommVault Systems, Inc.(a)	115,555	6,228,415
Fair Isaac Corp.	83,612	13,132,101
Fortinet, Inc.(a)	412,610	17,354,377
Manhattan Associates, Inc.(a)	188,150	8,344,453
PTC, Inc.(a)	315,580	20,096,134
Take-Two Interactive Software, Inc.(a)	311,330	34,728,861
Tyler Technologies, Inc.(a)	94,700	17,322,524
Ultimate Software Group, Inc. (The)(a)	77,350	16,323,170
Total		178,658,657
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.(a)	310,670	2,743,216
Diebold, Inc.	206,122	3,957,542
NCR Corp.(a)	331,660	10,377,642
Total		17,078,400
Total Information Technology		862,227,620
Materials 7.0%
Chemicals 3.0%
Ashland Global Holdings, Inc.	170,340	12,601,753
Cabot Corp.	169,869	10,402,777
Chemours Co. LLC (The)	504,450	25,928,730
Minerals Technologies, Inc.	95,795	6,940,348
NewMarket Corp.	25,233	10,106,321
Olin Corp.	453,833	16,174,608
PolyOne Corp.	223,270	10,317,307
RPM International, Inc.	364,511	19,308,148
Scotts Miracle-Gro Co. (The), Class A	111,607	11,037,932
Sensient Technologies Corp.	119,740	9,283,442
Valvoline, Inc.	553,107	13,639,619
Total		145,740,985
Construction Materials 0.3%
Eagle Materials, Inc.	132,390	14,818,413
Containers & Packaging 1.2%
AptarGroup, Inc.	171,222	15,137,737
Bemis Co., Inc.	247,870	11,630,060
Greif, Inc., Class A	70,523	3,848,440
Owens-Illinois, Inc.(a)	444,600	10,768,212
Silgan Holdings, Inc.	201,760	5,826,829
Sonoco Products Co.	271,326	14,518,654
Total		61,729,932
Metals & Mining 2.1%
Allegheny Technologies, Inc.(a)	343,620	7,824,227
Carpenter Technology Corp.	127,632	6,308,850
Commercial Metals Co.	316,042	6,270,273
Compass Minerals International, Inc.	92,324	6,439,599
Reliance Steel & Aluminum Co.	199,011	15,644,255
Royal Gold, Inc.	178,355	14,753,526
Steel Dynamics, Inc.	654,789	25,209,377

6	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States Steel Corp.	476,770	13,788,188
Worthington Industries, Inc.	122,180	5,082,688
Total		101,320,983
Paper & Forest Products 0.4%
Domtar Corp.	170,846	8,238,194
Louisiana-Pacific Corp.(a)	395,257	10,913,046
Total		19,151,240
Total Materials		342,761,553
Real Estate 9.0%
Equity Real Estate Investment Trusts (REITS) 8.6%
Alexander & Baldwin, Inc.	126,146	3,665,803
American Campus Communities, Inc.	372,403	15,782,439
Camden Property Trust	252,277	23,027,845
CoreCivic, Inc.	322,595	7,584,208
Coresite Realty Corp.	93,330	10,591,088
Corporate Office Properties Trust	271,521	8,237,947
Cousins Properties, Inc.	1,146,460	10,283,746
CyrusOne, Inc.	249,200	15,141,392
DCT Industrial Trust, Inc.	254,080	15,280,371
Douglas Emmett, Inc.	417,930	16,846,758
Education Realty Trust, Inc.	199,800	7,306,686
EPR Properties	174,940	11,864,431
First Industrial Realty Trust, Inc.	327,140	10,648,407
GEO Group, Inc. (The)	338,575	8,985,781
Healthcare Realty Trust, Inc.	337,920	11,073,638
Highwoods Properties, Inc.	281,804	14,312,825
Hospitality Properties Trust	448,403	13,447,606
JBG SMITH Properties	254,900	8,490,719
Kilroy Realty Corp.	268,505	20,239,907
Lamar Advertising Co., Class A	228,239	17,170,420
LaSalle Hotel Properties	309,060	8,789,666
Liberty Property Trust	402,131	18,047,639
Life Storage, Inc.	127,110	11,415,749
Mack-Cali Realty Corp.	245,248	5,427,338
Medical Properties Trust, Inc.	993,840	13,605,670
National Retail Properties, Inc.	407,368	16,730,604
Omega Healthcare Investors, Inc.	538,410	14,456,309
Potlatch Corp.	110,847	5,719,705
Quality Care Properties, Inc.(a)	256,070	3,761,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier, Inc.	351,865	11,101,341
Sabra Health Care REIT, Inc.	480,019	9,235,566
Senior Housing Properties Trust	648,425	12,417,339
Tanger Factory Outlet Centers, Inc.	259,210	6,490,618
Taubman Centers, Inc.	165,709	9,725,461
Uniti Group, Inc.	450,184	7,247,962
Urban Edge Properties	288,930	7,382,162
Washington Prime Group, Inc.	507,090	3,605,410
Weingarten Realty Investors	326,007	10,741,931
Total		425,884,155
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	123,748	18,870,333
Total Real Estate		444,754,488
Telecommunication Services 0.2%
Diversified Telecommunication Services —%
Frontier Communications Corp.	214,382	1,822,247
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	250,415	6,933,991
Total Telecommunication Services		8,756,238
Utilities 5.5%
Electric Utilities 1.9%
Great Plains Energy, Inc.	588,686	20,197,817
Hawaiian Electric Industries, Inc.	296,956	11,388,262
IDACORP, Inc.	137,549	13,591,217
OGE Energy Corp.	545,138	19,494,135
PNM Resources, Inc.	217,430	9,893,065
Westar Energy, Inc.	387,741	22,182,662
Total		96,747,158
Gas Utilities 2.2%
Atmos Energy Corp.	289,527	26,720,447
National Fuel Gas Co.	233,415	13,724,802
New Jersey Resources Corp.	236,230	10,535,858
ONE Gas, Inc.	142,680	11,307,390
Southwest Gas Corp.	129,890	11,162,746
UGI Corp.	473,261	23,194,522
WGL Holdings, Inc.	139,815	11,819,960
Total		108,465,725

Columbia Mid Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%
Black Hills Corp.	145,972	8,540,822
MDU Resources Group, Inc.	533,126	14,900,872
NorthWestern Corp.	132,310	8,502,240
Vectren Corp.	226,510	15,742,445
Total		47,686,379
Water Utilities 0.4%
Aqua America, Inc.	484,938	18,422,795
Total Utilities		271,322,057
Total Common Stocks (Cost $3,242,222,032)		4,850,698,638

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	64,082,266	64,082,266
Total Money Market Funds (Cost $64,080,385)		64,082,266
Total Investments (Cost: $3,306,302,417)		4,914,780,904
Other Assets & Liabilities, Net		5,143,447
Net Assets		4,919,924,351

At November 30, 2017, securities and/or cash totaling $2,310,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	392	12/2017	USD	74,480,000	2,789,102	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	157,414,880	618,253,079	(711,585,693)	64,082,266	(14,821)	1,881	656,352	64,082,266
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
8	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	576,301,489	—	—	—	576,301,489
Consumer Staples	182,105,960	—	—	—	182,105,960
Energy	195,413,327	—	—	—	195,413,327
Financials	835,534,445	—	—	—	835,534,445
Health Care	369,719,944	—	—	—	369,719,944
Industrials	761,801,517	—	—	—	761,801,517
Information Technology	862,227,620	—	—	—	862,227,620
Materials	342,761,553	—	—	—	342,761,553
Real Estate	444,754,488	—	—	—	444,754,488
Columbia Mid Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	8,756,238	—	—	—	8,756,238
Utilities	271,322,057	—	—	—	271,322,057
Total Common Stocks	4,850,698,638	—	—	—	4,850,698,638
Money Market Funds	—	—	—	64,082,266	64,082,266
Total Investments	4,850,698,638	—	—	64,082,266	4,914,780,904
Derivatives
Asset
Futures Contracts	2,789,102	—	—	—	2,789,102
Total	4,853,487,740	—	—	64,082,266	4,917,570,006
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Mid Cap Index Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Mid Cap Value Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Diversified Consumer Services 0.5%
Houghton Mifflin Harcourt Co.(a)	1,252,128	12,208,248
Hotels, Restaurants & Leisure 3.8%
Aramark	366,595	15,616,947
Extended Stay America, Inc.	918,009	16,037,617
Jack in the Box, Inc.	197,100	20,401,821
Royal Caribbean Cruises Ltd.	299,950	37,157,806
Total		89,214,191
Household Durables 2.7%
D.R. Horton, Inc.	858,715	43,794,465
Newell Brands, Inc.	618,250	19,147,203
Total		62,941,668
Internet & Direct Marketing Retail 0.9%
Liberty Interactive Corp., Class A(a)	867,400	21,164,560
Media 0.5%
DISH Network Corp., Class A(a)	229,925	11,645,701
Multiline Retail 1.4%
Dollar Tree, Inc.(a)	318,175	32,695,663
Textiles, Apparel & Luxury Goods 1.0%
PVH Corp.	181,030	24,357,587
Total Consumer Discretionary		254,227,618
Consumer Staples 5.0%
Beverages 0.5%
Coca-Cola European Partners PLC	316,350	12,334,487
Food Products 4.5%
Hershey Co. (The)	277,725	30,808,034
JM Smucker Co. (The)	232,690	27,147,942
Lamb Weston Holdings, Inc.	215,275	11,704,502
Nomad Foods Ltd.(a)	1,059,316	17,404,562
Tyson Foods, Inc., Class A	226,425	18,623,456
Total		105,688,496
Total Consumer Staples		118,022,983
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.2%
Energy Equipment & Services 2.5%
Patterson-UTI Energy, Inc.	1,607,800	34,712,402
TechnipFMC PLC	825,890	23,653,489
Total		58,365,891
Oil, Gas & Consumable Fuels 6.7%
Cimarex Energy Co.	280,190	32,532,861
EQT Corp.	566,125	33,741,050
Marathon Petroleum Corp.	539,350	33,779,491
Noble Energy, Inc.	1,072,500	28,206,750
WPX Energy, Inc.(a)	2,307,105	29,231,020
Total		157,491,172
Total Energy		215,857,063
Financials 16.7%
Banks 9.5%
Comerica, Inc.	511,100	42,579,741
Fifth Third Bancorp	1,406,151	42,901,667
First Republic Bank	113,300	10,824,682
M&T Bank Corp.	266,600	45,042,070
SunTrust Banks, Inc.	697,950	43,014,659
Zions Bancorporation	779,975	38,647,761
Total		223,010,580
Capital Markets 0.9%
E*TRADE Financial Corp.(a)	428,800	20,642,432
Consumer Finance 0.5%
SLM Corp.(a)	1,117,625	12,930,921
Insurance 5.8%
Allstate Corp. (The)	242,390	24,883,757
Athene Holding Ltd., Class A(a)	518,455	24,922,132
Hartford Financial Services Group, Inc. (The)	777,968	44,686,482
Lincoln National Corp.	547,500	41,911,125
Total		136,403,496
Total Financials		392,987,429
Health Care 4.2%
Health Care Equipment & Supplies 1.9%
Teleflex, Inc.	72,555	19,264,804
Zimmer Biomet Holdings, Inc.	223,825	26,209,907
Total		45,474,711

Columbia Mid Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.3%
PerkinElmer, Inc.	467,275	34,428,822
Pra Health Sciences, Inc.(a)	233,600	19,241,632
Total		53,670,454
Total Health Care		99,145,165
Industrials 13.7%
Aerospace & Defense 1.8%
L3 Technologies, Inc.	213,600	42,418,824
Airlines 1.6%
Southwest Airlines Co.	427,700	25,948,559
United Continental Holdings, Inc.(a)	200,950	12,724,154
Total		38,672,713
Commercial Services & Supplies 1.1%
Republic Services, Inc.	400,290	25,994,833
Construction & Engineering 0.8%
Granite Construction, Inc.	301,225	19,992,303
Industrial Conglomerates 1.7%
Carlisle Companies, Inc.	344,575	39,615,788
Machinery 4.6%
Cummins, Inc.	171,725	28,746,765
Ingersoll-Rand PLC	388,935	34,078,485
Snap-On, Inc.	151,650	25,694,059
Xylem, Inc.	274,200	19,013,028
Total		107,532,337
Road & Rail 1.1%
Norfolk Southern Corp.	178,720	24,775,954
Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.(a)	641,575	23,725,443
Total Industrials		322,728,195
Information Technology 6.0%
Communications Equipment 1.3%
Harris Corp.	200,000	28,900,000
Internet Software & Services 0.5%
Akamai Technologies, Inc.(a)	207,450	11,571,561
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.6%
FleetCor Technologies, Inc.(a)	141,625	25,757,339
Total System Services, Inc.	159,550	11,864,138
Total		37,621,477
Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc.(a)	553,215	23,450,784
Software 1.1%
Nuance Communications, Inc.(a)	1,679,540	26,100,051
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	153,770	12,126,302
Total Information Technology		139,770,175
Materials 6.3%
Chemicals 3.2%
Ashland Global Holdings, Inc.	482,585	35,701,639
PPG Industries, Inc.	171,500	20,039,775
Westlake Chemical Corp.	184,225	18,041,154
Total		73,782,568
Construction Materials 0.6%
Summit Materials, Inc., Class A(a)	450,897	13,869,592
Containers & Packaging 1.2%
WestRock Co.	465,250	29,036,252
Metals & Mining 1.3%
Steel Dynamics, Inc.	805,450	31,009,825
Total Materials		147,698,237
Real Estate 10.8%
Equity Real Estate Investment Trusts (REITS) 10.8%
American Homes 4 Rent, Class A	1,339,650	28,775,682
Boston Properties, Inc.	332,225	41,654,370
Camden Property Trust	206,675	18,865,294
ProLogis, Inc.	513,200	33,989,236
SBA Communications Corp.(a)	104,150	17,679,463
SL Green Realty Corp.	333,325	34,075,815
Taubman Centers, Inc.	348,725	20,466,670
Uniti Group, Inc.	1,595,304	25,684,394
Welltower, Inc.	477,875	32,237,448
Total		253,428,372
Total Real Estate		253,428,372

2	Columbia Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 11.8%
Electric Utilities 5.9%
Edison International	613,050	49,822,573
Pinnacle West Capital Corp.	527,775	48,455,023
Westar Energy, Inc.	698,375	39,954,034
Total		138,231,630
Multi-Utilities 5.9%
CMS Energy Corp.	725,350	36,194,965
Public Service Enterprise Group, Inc.	1,119,225	59,386,079
WEC Energy Group, Inc.	604,800	42,027,552
Total		137,608,596
Total Utilities		275,840,226
Total Common Stocks (Cost $1,646,158,482)		2,219,705,463

Exchange-Traded Funds 1.9%
	Shares	Value ($)
iShares Russell Mid-Cap Value ETF	516,900	45,750,819
Total Exchange-Traded Funds (Cost $44,266,696)		45,750,819

Money Market Funds 3.8%

Columbia Short-Term Cash Fund, 1.213%(b),(c)	89,453,030	89,453,030
Total Money Market Funds (Cost $89,447,709)		89,453,030
Total Investments (Cost: $1,779,872,887)		2,354,909,312
Other Assets & Liabilities, Net		(5,317,859)
Net Assets		2,349,591,453

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	39,758,451	546,454,403	(496,759,824)	89,453,030	164	5,321	669,938	89,453,030
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Mid Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mid Cap Value Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	254,227,618	—	—	—	254,227,618
Consumer Staples	118,022,983	—	—	—	118,022,983
Energy	215,857,063	—	—	—	215,857,063
Financials	392,987,429	—	—	—	392,987,429
Health Care	99,145,165	—	—	—	99,145,165
Industrials	322,728,195	—	—	—	322,728,195
Information Technology	139,770,175	—	—	—	139,770,175
Materials	147,698,237	—	—	—	147,698,237
Real Estate	253,428,372	—	—	—	253,428,372
Utilities	275,840,226	—	—	—	275,840,226
Total Common Stocks	2,219,705,463	—	—	—	2,219,705,463
Exchange-Traded Funds	45,750,819	—	—	—	45,750,819
Money Market Funds	—	—	—	89,453,030	89,453,030
Total Investments	2,265,456,282	—	—	89,453,030	2,354,909,312
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 15.0%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	509,500	9,145,525
Cooper-Standard Holding, Inc.(a)	82,100	10,350,347
Dorman Products, Inc.(a)	155,995	10,656,018
Fox Factory Holding Corp.(a)	192,540	7,509,060
Gentherm, Inc.(a)	189,490	6,821,640
LCI Industries	128,227	16,784,914
Motorcar Parts of America, Inc.(a)	95,860	2,498,112
Standard Motor Products, Inc.	105,469	4,768,254
Superior Industries International, Inc.	119,154	1,989,872
Total		70,523,742
Automobiles 0.2%
Winnebago Industries, Inc.	147,860	8,095,335
Distributors 0.2%
Core-Mark Holding Co., Inc.	238,290	7,901,696
Diversified Consumer Services 0.5%
American Public Education, Inc.(a)	83,584	2,244,231
Capella Education Co.	60,043	5,121,668
Career Education Corp.(a)	337,568	4,479,527
Regis Corp.(a)	179,040	2,855,688
Strayer Education, Inc.	54,575	5,415,477
Total		20,116,591
Hotels, Restaurants & Leisure 2.8%
Belmond Ltd., Class A(a)	431,610	5,351,964
Biglari Holdings, Inc.(a)	5,209	1,786,687
BJ’s Restaurants, Inc.	95,972	3,430,999
Boyd Gaming Corp.	423,533	13,506,467
Chuy’s Holdings, Inc.(a)	86,960	2,165,304
Dave & Buster’s Entertainment, Inc.(a)	216,390	11,475,162
DineEquity, Inc.	92,591	4,247,149
El Pollo Loco Holdings, Inc.(a)	111,340	1,174,637
Fiesta Restaurant Group, Inc.(a)	139,220	2,631,258
Marcus Corp. (The)	98,883	2,778,612
Marriott Vacations Worldwide Corp.	123,747	16,613,035
Monarch Casino & Resort, Inc.(a)	57,845	2,714,666
Penn National Gaming, Inc.(a)	432,250	12,431,510
Red Robin Gourmet Burgers, Inc.(a)	66,504	3,484,810
Common Stocks (continued)
Issuer	Shares	Value ($)
Ruby Tuesday, Inc.(a)	313,495	749,253
Ruth’s Hospitality Group, Inc.	151,178	3,242,768
Scientific Games Corp., Class A(a)	271,400	14,289,210
Shake Shack, Inc., Class A(a)	93,550	3,844,905
Sonic Corp.	215,063	5,488,408
Wingstop, Inc.	149,060	5,841,661
Total		117,248,465
Household Durables 2.1%
Cavco Industries, Inc.(a)	43,610	6,678,871
Ethan Allen Interiors, Inc.	129,892	3,818,825
Installed Building Products, Inc.(a)	108,180	8,335,269
iRobot Corp.(a)	142,345	9,767,714
La-Z-Boy, Inc.	248,147	8,164,036
LGI Homes, Inc.(a)	88,950	6,245,180
M/I Homes, Inc.(a)	141,573	5,126,358
MDC Holdings, Inc.	213,490	7,647,212
Meritage Homes Corp.(a)	194,961	10,713,107
TopBuild Corp.(a)	182,830	12,430,612
Universal Electronics, Inc.(a)	74,449	3,953,242
William Lyon Homes, Inc., Class A(a)	121,560	3,627,350
Total		86,507,776
Internet & Direct Marketing Retail 0.5%
FTD Companies, Inc.(a)	86,080	580,179
Nutrisystem, Inc.	154,492	7,840,469
PetMed Express, Inc.	105,988	4,170,628
Shutterfly, Inc.(a)	171,630	7,582,613
Total		20,173,889
Leisure Products 0.4%
Callaway Golf Co.	485,455	7,043,952
Nautilus, Inc.(a)	158,370	2,074,647
Sturm Ruger & Co., Inc.	90,900	4,976,775
Vista Outdoor, Inc.(a)	293,490	4,229,191
Total		18,324,565
Media 0.9%
EW Scripps Co. (The), Class A(a)	285,464	4,301,942
Gannett Co., Inc.	584,850	6,702,381
New Media Investment Group, Inc.	273,860	4,754,210
Scholastic Corp.	142,910	5,876,459

Columbia Small Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Time, Inc.	512,250	9,527,850
World Wrestling Entertainment, Inc., Class A	201,400	5,737,886
Total		36,900,728
Multiline Retail 0.4%
Fred’s, Inc., Class A	183,899	945,241
JCPenney Co., Inc.(a)	1,598,450	5,290,869
Ollie’s Bargain Outlet Holdings, Inc.(a)	252,720	11,991,564
Total		18,227,674
Specialty Retail 4.0%
Abercrombie & Fitch Co., Class A	349,870	6,073,743
Asbury Automotive Group, Inc.(a)	95,390	6,276,662
Ascena Retail Group, Inc.(a)	872,860	2,042,492
Barnes & Noble Education, Inc.(a)	191,143	1,154,504
Barnes & Noble, Inc.	291,620	2,012,178
Big 5 Sporting Goods Corp.	105,765	798,526
Buckle, Inc. (The)	145,741	3,242,737
Caleres, Inc.	221,144	7,218,140
Cato Corp. (The), Class A	121,825	1,922,399
Chico’s FAS, Inc.	660,050	5,821,641
Children’s Place, Inc. (The)	90,741	12,059,479
DSW, Inc., Class A	373,540	7,967,608
Express, Inc.(a)	403,320	3,928,337
Finish Line, Inc., Class A (The)	206,517	2,228,319
Five Below, Inc.(a)	283,950	17,548,110
Francesca’s Holdings Corp.(a)	190,965	1,416,960
Genesco, Inc.(a)	100,792	3,134,631
Group 1 Automotive, Inc.	100,845	8,171,470
Guess?, Inc.	308,390	5,088,435
Haverty Furniture Companies, Inc.	99,906	2,412,730
Hibbett Sports, Inc.(a)	106,823	2,131,119
Kirkland’s, Inc.(a)	82,304	1,070,775
Lithia Motors, Inc., Class A	123,572	14,493,760
Lumber Liquidators Holdings, Inc.(a)	146,158	4,143,579
MarineMax, Inc.(a)	124,899	2,666,594
Monro, Inc.	168,331	8,492,299
Rent-A-Center, Inc.	274,190	3,081,896
Restoration Hardware Holdings, Inc.(a)	96,690	9,803,399
Shoe Carnival, Inc.	58,660	1,570,915
Sleep Number Corp.(a)	211,241	7,433,571
Common Stocks (continued)
Issuer	Shares	Value ($)
Sonic Automotive, Inc., Class A	129,361	2,748,921
Tailored Brands, Inc.	252,300	4,253,778
Tile Shop Holdings, Inc.	176,060	1,461,298
Vitamin Shoppe, Inc.(a)	122,513	459,424
Zumiez, Inc.(a)	93,318	2,034,332
Total		166,364,761
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc.(a)	369,148	4,034,788
Fossil Group, Inc.(a)	222,140	1,572,751
G-III Apparel Group Ltd.(a)	212,770	6,553,316
Movado Group, Inc.	79,743	2,340,457
Oxford Industries, Inc.	86,476	5,966,844
Perry Ellis International, Inc.(a)	64,662	1,582,279
Steven Madden Ltd.(a)	273,882	11,708,456
Unifi, Inc.(a)	87,170	3,185,192
Vera Bradley, Inc.(a)	99,020	876,327
Wolverine World Wide, Inc.	497,092	14,400,755
Total		52,221,165
Total Consumer Discretionary		622,606,387
Consumer Staples 2.8%
Beverages 0.1%
Coca-Cola Bottling Co. Consolidated	23,880	5,151,155
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	135,649	4,381,463
SpartanNash Co.	191,719	4,860,077
SUPERVALU, Inc.(a)	197,312	3,606,863
Total		12,848,403
Food Products 1.6%
B&G Foods, Inc.	342,056	13,237,567
Bob Evans Farms, Inc.	102,490	7,998,320
Calavo Growers, Inc.	81,162	6,200,777
Cal-Maine Foods, Inc.(a)	153,126	7,618,018
Darling Ingredients, Inc.(a)	847,293	15,208,909
J&J Snack Foods Corp.	77,117	11,653,150
John B. Sanfilippo & Son, Inc.	44,750	2,703,795
Seneca Foods Corp., Class A(a)	35,223	1,209,910
Total		65,830,446

2	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.4%
Central Garden & Pet Co.(a)	53,170	2,107,127
Central Garden & Pet Co., Class A(a)	179,652	6,929,178
WD-40 Co.	72,099	8,608,620
Total		17,644,925
Personal Products 0.2%
Inter Parfums, Inc.	88,189	3,906,773
Medifast, Inc.	53,999	3,700,551
Total		7,607,324
Tobacco 0.2%
Universal Corp.	130,280	6,950,438
Total Consumer Staples		116,032,691
Energy 3.1%
Energy Equipment & Services 1.8%
Archrock, Inc.	365,120	3,468,640
Bristow Group, Inc.	165,375	2,407,860
CARBO Ceramics, Inc.(a)	113,110	1,134,493
Era Group, Inc.(a)	103,939	1,147,487
Exterran Corp.(a)	163,870	5,020,977
Geospace Technologies Corp.(a)	69,140	1,012,210
Gulf Island Fabrication, Inc.	69,517	882,866
Helix Energy Solutions Group, Inc.(a)	714,110	4,748,831
Matrix Service Co.(a)	136,826	2,339,725
McDermott International, Inc.(a)	1,460,770	10,605,190
Newpark Resources, Inc.(a)	440,370	3,897,274
Noble Corp. PLC(a)	1,258,660	5,261,199
Oil States International, Inc.(a)	262,860	6,256,068
Pioneer Energy Services Corp.(a)	399,788	839,555
SEACOR Holdings, Inc.(a)	85,554	4,093,759
Tesco Corp.(a)	240,505	974,045
Tetra Technologies, Inc.(a)	596,179	2,396,640
Unit Corp.(a)	272,050	5,819,149
US Silica Holdings, Inc.	417,760	13,857,099
Total		76,163,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.3%
Bill Barrett Corp.(a)	392,380	2,295,423
Carrizo Oil & Gas, Inc.(a)	397,995	7,693,243
Cloud Peak Energy, Inc.(a)	386,084	1,598,388
CONSOL Energy, Inc.(a)	132,980	2,925,560
Contango Oil & Gas Co.(a)	118,388	288,867
Denbury Resources, Inc.(a)	2,073,270	3,628,222
Green Plains, Inc.	200,590	3,379,941
Par Pacific Holdings, Inc.(a)	129,580	2,690,081
PDC Energy, Inc.(a)	338,887	15,571,858
REX American Resources Corp.(a)	29,690	2,717,823
SRC Energy, Inc.(a)	1,213,330	10,628,771
Total		53,418,177
Total Energy		129,581,244
Financials 16.7%
Banks 7.6%
Ameris Bancorp	191,000	9,473,600
Banc of California, Inc.	218,550	4,928,303
Banner Corp.	170,743	9,833,089
Boston Private Financial Holdings, Inc.	432,525	7,071,784
Brookline Bancorp, Inc.	394,064	6,344,430
Central Pacific Financial Corp.	156,580	5,041,876
City Holding Co.	80,330	5,721,103
Columbia Banking System, Inc.	375,635	17,316,773
Community Bank System, Inc.	260,000	14,398,800
Customers Bancorp, Inc.(a)	148,140	4,014,594
CVB Financial Corp.	526,954	12,957,799
Fidelity Southern Corp.	112,640	2,483,712
First BanCorp(a)	933,169	4,647,182
First Commonwealth Financial Corp.	501,432	7,571,623
First Financial Bancorp	319,715	9,063,920
First Financial Bankshares, Inc.	340,382	16,151,126
First Midwest Bancorp, Inc.	528,482	13,196,196
Glacier Bancorp, Inc.	401,247	16,069,942
Great Western Bancorp, Inc.	301,920	12,475,334
Hanmi Financial Corp.	166,700	5,292,725
Hope Bancorp, Inc.	661,432	12,382,007
Independent Bank Corp.	141,136	10,260,587
LegacyTexas Financial Group, Inc.	217,323	9,099,314

Columbia Small Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Bank Holdings Corp., Class A	137,430	4,663,000
NBT Bancorp, Inc.	223,820	8,693,169
OFG Bancorp	226,060	2,215,388
Old National Bancorp	688,256	12,560,672
Opus Bank(a)	92,320	2,575,728
Pacific Premier Bancorp, Inc.(a)	199,550	7,902,180
S&T Bancorp, Inc.	179,947	7,514,587
ServisFirst Bancshares, Inc.	231,440	9,718,166
Simmons First National Corp., Class A	201,162	11,647,280
Southside Bancshares, Inc.	141,885	5,136,237
Tompkins Financial Corp.	63,563	5,629,139
United Community Banks, Inc.	375,545	10,793,163
Westamerica Bancorporation	135,320	8,366,836
Total		313,211,364
Capital Markets 2.1%
Donnelley Financial Solution, Inc.(a)	173,356	3,536,463
Evercore, Inc., Class A	201,915	17,536,318
Financial Engines, Inc.	324,868	9,063,817
Greenhill & Co., Inc.	125,020	2,537,906
Interactive Brokers Group, Inc., Class A	367,620	20,976,397
INTL FCStone, Inc.(a)	79,930	3,507,328
Investment Technology Group, Inc.	170,403	3,065,550
Piper Jaffray Companies	73,078	5,740,277
Virtus Investment Partners, Inc.	37,127	4,457,096
Waddell & Reed Financial, Inc., Class A	429,990	8,728,797
WisdomTree Investments, Inc.	591,700	6,804,550
Total		85,954,499
Consumer Finance 1.3%
Encore Capital Group, Inc.(a)	121,815	5,579,127
Enova International, Inc.(a)	173,261	2,572,926
Ezcorp, Inc., Class A(a)	264,004	3,181,248
FirstCash, Inc.	245,475	16,545,015
Green Dot Corp., Class A(a)	233,595	14,436,171
PRA Group, Inc.(a)	232,344	8,085,571
World Acceptance Corp.(a)	30,290	2,513,464
Total		52,913,522
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.2%
American Equity Investment Life Holding Co.	457,390	14,512,985
AMERISAFE, Inc.	98,990	6,498,693
eHealth, Inc.(a)	83,898	1,924,620
Employers Holdings, Inc.	166,746	8,170,554
HCI Group, Inc.	41,610	1,251,213
Horace Mann Educators Corp.	209,227	9,770,901
Infinity Property & Casualty Corp.	56,774	6,120,237
Maiden Holdings Ltd.	365,370	2,374,905
Navigators Group, Inc. (The)	115,322	5,939,083
ProAssurance Corp.	274,666	16,988,092
RLI Corp.	199,386	11,909,326
Safety Insurance Group, Inc.	78,287	6,446,934
Selective Insurance Group, Inc.	300,229	18,374,015
Stewart Information Services Corp.	122,130	4,925,503
Third Point Reinsurance Ltd.(a)	447,430	7,583,938
United Fire Group, Inc.	109,435	5,259,446
United Insurance Holdings Corp.	105,530	1,761,296
Universal Insurance Holdings, Inc.	166,710	4,401,144
Total		134,212,885
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Apollo Commercial Real Estate Finance, Inc.	493,560	9,204,894
ARMOUR Residential REIT, Inc.	212,140	5,365,021
Capstead Mortgage Corp.	494,365	4,483,890
Invesco Mortgage Capital, Inc.	574,010	10,137,017
Total		29,190,822
Thrifts & Mortgage Finance 1.8%
Bank Mutual Corp.	217,376	2,325,923
BofI Holding, Inc.(a)	287,920	7,958,109
Dime Community Bancshares, Inc.	157,954	3,482,886
HomeStreet, Inc.(a)	138,290	4,217,845
LendingTree, Inc.(a)	38,890	11,742,835
Meta Financial Group, Inc.	44,990	4,226,811
NMI Holdings, Inc., Class A(a)	273,640	4,665,562
Northfield Bancorp, Inc.	238,730	4,235,070
Northwest Bancshares, Inc.	527,236	8,926,105
Oritani Financial Corp.	201,098	3,468,941
Provident Financial Services, Inc.	311,051	8,504,134

4	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TrustCo Bank Corp.	494,345	4,622,126
Walker & Dunlop, Inc.(a)	146,270	7,208,186
Total		75,584,533
Total Financials		691,067,625
Health Care 12.7%
Biotechnology 1.9%
Acorda Therapeutics, Inc.(a)	239,975	4,871,493
AMAG Pharmaceuticals, Inc.(a)	181,520	2,532,204
Cytokinetics, Inc.(a)	259,500	2,231,700
Eagle Pharmaceuticals, Inc.(a)	43,860	2,590,372
Emergent Biosolutions, Inc.(a)	180,199	7,916,142
Enanta Pharmaceuticals, Inc.(a)	73,440	3,647,030
Ligand Pharmaceuticals, Inc.(a)	107,610	14,188,378
MiMedx Group, Inc.(a)	532,260	6,158,248
Momenta Pharmaceuticals, Inc.(a)	392,131	5,411,408
Myriad Genetics, Inc.(a)	352,050	12,191,491
Progenics Pharmaceuticals, Inc.(a)	361,470	2,089,297
Repligen Corp.(a)	192,720	6,831,924
Spectrum Pharmaceuticals, Inc.(a)	466,025	9,134,090
Total		79,793,777
Health Care Equipment & Supplies 4.5%
Abaxis, Inc.	116,719	5,688,884
Analogic Corp.	64,150	5,311,620
Angiodynamics, Inc.(a)	188,170	3,232,761
Anika Therapeutics, Inc.(a)	75,400	4,156,048
Cantel Medical Corp.	182,435	19,425,679
CONMED Corp.	127,838	6,839,333
CryoLife, Inc.(a)	172,050	3,501,217
Haemonetics Corp.(a)	270,607	15,641,085
Heska Corp.(a)	33,450	2,871,014
ICU Medical, Inc.(a)	77,079	16,448,659
Inogen, Inc.(a)	87,420	11,254,451
Integer Holdings Corp.(a)	144,632	7,007,420
Integra LifeSciences Holdings Corp.(a)	325,328	15,817,447
Invacare Corp.	168,992	2,965,810
Lantheus Holdings, Inc.(a)	151,430	3,392,032
LeMaitre Vascular, Inc.	77,310	2,545,818
Meridian Bioscience, Inc.	217,090	3,267,204
Merit Medical Systems, Inc.(a)	257,868	11,204,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Natus Medical, Inc.(a)	160,260	6,418,413
Neogen Corp.(a)	196,509	16,487,105
OraSure Technologies, Inc.(a)	305,860	5,061,983
Orthofix International NV(a)	93,470	5,067,943
SurModics, Inc.(a)	67,439	2,232,231
Tactile Systems Technology, Inc.(a)	74,180	2,212,789
Varex Imaging Corp.(a)	193,100	7,158,217
Total		185,209,528
Health Care Providers & Services 3.2%
Aceto Corp.	154,880	1,643,277
Almost Family, Inc.(a)	64,644	3,839,854
Amedisys, Inc.(a)	146,314	7,900,956
AMN Healthcare Services, Inc.(a)	246,640	12,381,328
BioTelemetry, Inc.(a)	158,140	4,586,060
Chemed Corp.	82,258	20,230,532
Community Health Systems, Inc.(a)	590,320	2,685,956
Corvel Corp.(a)	49,208	2,718,742
Cross Country Healthcare, Inc.(a)	187,721	2,566,146
Diplomat Pharmacy, Inc.(a)	245,950	4,402,505
Ensign Group, Inc. (The)	245,968	5,969,643
HealthEquity, Inc.(a)	262,230	13,601,870
Kindred Healthcare, Inc.	447,625	3,290,044
LHC Group, Inc.(a)	83,700	5,504,949
Magellan Health, Inc.(a)	121,826	10,294,297
PharMerica Corp.(a)	160,089	4,682,603
Providence Service Corp. (The)(a)	58,340	3,531,904
Quorum Health Corp.(a)	146,050	684,974
Select Medical Holdings Corp.(a)	547,060	9,655,609
Tivity Health, Inc.(a)	174,241	6,412,069
U.S. Physical Therapy, Inc.	64,720	4,727,796
Total		131,311,114
Health Care Technology 0.6%
Computer Programs & Systems, Inc.	57,321	1,736,826
HealthStream, Inc.(a)	131,219	3,120,388
HMS Holdings Corp.(a)	432,340	7,146,580
Omnicell, Inc.(a)	192,665	10,095,646
Quality Systems, Inc.(a)	241,213	3,480,704
Total		25,580,144

Columbia Small Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.3%
Cambrex Corp.(a)	168,363	8,224,533
Luminex Corp.	210,834	4,503,414
Total		12,727,947
Pharmaceuticals 2.2%
Amphastar Pharmaceuticals, Inc.(a)	182,980	3,584,578
ANI Pharmaceuticals, Inc.(a)	46,100	3,278,171
Depomed, Inc.(a)	323,880	2,221,817
Impax Laboratories, Inc.(a)	382,270	6,364,796
Innoviva, Inc.(a)	382,520	5,018,662
Lannett Co., Inc.(a)	153,430	4,058,224
Medicines Co. (The)(a)	328,817	9,535,693
Nektar Therapeutics(a)	804,150	43,416,058
Phibro Animal Health Corp., Class A	99,080	3,438,076
Sucampo Pharmaceuticals, Inc., Class A(a)	129,310	1,642,237
Supernus Pharmaceuticals, Inc.(a)	260,800	9,858,240
Total		92,416,552
Total Health Care		527,039,062
Industrials 18.9%
Aerospace & Defense 1.9%
AAR Corp.	165,633	6,887,020
Aerojet Rocketdyne Holdings, Inc.(a)	386,317	12,165,122
Aerovironment, Inc.(a)	109,139	4,974,556
Axon Enterprise, Inc.(a)	271,770	6,761,638
Cubic Corp.	128,377	7,952,955
Engility Holdings, Inc.(a)	90,796	2,650,335
Mercury Systems, Inc.(a)	247,469	12,915,407
Moog, Inc., Class A(a)	166,154	13,975,213
National Presto Industries, Inc.	25,797	2,675,149
Triumph Group, Inc.	255,260	7,887,534
Total		78,844,929
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	129,965	7,505,479
Echo Global Logistics, Inc.(a)	137,980	3,725,460
Forward Air Corp.	155,849	8,867,808
HUB Group, Inc., Class A(a)	172,177	8,230,060
Total		28,328,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.9%
Allegiant Travel Co.	64,482	9,801,264
Hawaiian Holdings, Inc.	275,520	11,888,688
Skywest, Inc.	266,669	13,880,122
Total		35,570,074
Building Products 2.2%
AAON, Inc.	208,339	7,593,957
American Woodmark Corp.(a)	73,560	7,326,576
Apogee Enterprises, Inc.	148,390	7,423,952
Gibraltar Industries, Inc.(a)	162,557	5,348,125
Griffon Corp.	155,575	3,632,676
Insteel Industries, Inc.	92,970	2,561,323
Patrick Industries, Inc.(a)	81,900	8,288,280
PGT, Inc.(a)	255,150	4,171,702
Quanex Building Products Corp.	177,184	3,880,330
Simpson Manufacturing Co., Inc.	216,426	12,979,067
Trex Co., Inc.(a)	151,260	17,812,378
Universal Forest Products, Inc.	315,150	12,341,274
Total		93,359,640
Commercial Services & Supplies 2.9%
ABM Industries, Inc.	285,428	12,216,318
Brady Corp., Class A	245,666	9,605,541
Essendant, Inc.	193,054	1,816,638
Healthcare Services Group, Inc.	376,466	19,549,879
Interface, Inc.	316,669	7,900,892
LSC Communications, Inc.	179,476	2,936,227
Matthews International Corp., Class A	165,570	9,379,540
Mobile Mini, Inc.	227,309	8,160,393
Multi-Color Corp.	71,500	5,469,750
RR Donnelley & Sons Co.	360,123	3,381,555
Team, Inc.(a)	153,490	2,110,488
Tetra Tech, Inc.	290,894	14,544,700
U.S. Ecology, Inc.	112,290	5,777,321
Unifirst Corp.	79,322	12,969,147
Viad Corp.	104,982	6,046,963
Total		121,865,352

6	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.4%
Aegion Corp.(a)	169,818	4,692,071
Comfort Systems U.S.A., Inc.	191,813	8,238,369
MYR Group, Inc.(a)	84,830	3,016,555
Orion Group Holdings, Inc.(a)	145,078	1,127,256
Total		17,074,251
Electrical Equipment 0.5%
AZZ, Inc.	133,715	6,431,692
Encore Wire Corp.	106,774	4,975,668
General Cable Corp.	255,940	5,502,710
Powell Industries, Inc.	44,685	1,254,308
Vicor Corp.(a)	83,449	1,881,775
Total		20,046,153
Industrial Conglomerates 0.2%
Raven Industries, Inc.	185,710	7,094,122
Machinery 5.5%
Actuant Corp., Class A	307,074	8,106,754
Alamo Group, Inc.	49,050	5,785,448
Albany International Corp., Class A	148,662	9,618,431
Astec Industries, Inc.	98,497	5,453,779
Barnes Group, Inc.	254,790	16,884,933
Briggs & Stratton Corp.	219,934	5,476,357
Chart Industries, Inc.(a)	158,200	7,701,176
CIRCOR International, Inc.	84,872	4,111,200
EnPro Industries, Inc.	109,683	9,473,321
ESCO Technologies, Inc.	132,872	8,683,185
Federal Signal Corp.	308,376	6,630,084
Franklin Electric Co., Inc.	198,496	9,190,365
Greenbrier Companies, Inc. (The)	146,620	7,331,000
Harsco Corp.(a)	413,680	7,466,924
Hillenbrand, Inc.	324,215	14,767,993
John Bean Technologies Corp.	162,668	19,479,493
Lindsay Corp.	54,678	5,130,437
Lydall, Inc.(a)	88,648	4,880,072
Mueller Industries, Inc.	296,430	10,790,052
Proto Labs, Inc.(a)	127,310	12,247,222
SPX Corp.(a)	218,060	6,953,933
SPX FLOW, Inc.(a)	217,580	9,741,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Standex International Corp.	65,718	7,031,826
Tennant Co.	91,690	6,033,202
Titan International, Inc.	254,890	3,051,033
Wabash National Corp.	303,570	6,116,935
Watts Water Technologies, Inc., Class A	143,045	10,642,548
Total		228,778,760
Marine 0.2%
Matson, Inc.	221,790	6,469,614
Professional Services 2.3%
Exponent, Inc.	132,680	10,017,340
Forrester Research, Inc.	50,170	2,330,396
FTI Consulting, Inc.(a)	203,410	8,748,664
Heidrick & Struggles International, Inc.	96,632	2,415,800
Insperity, Inc.	95,432	11,251,433
Kelly Services, Inc., Class A	156,059	4,549,120
Korn/Ferry International	297,407	13,038,323
Navigant Consulting, Inc.(a)	240,382	4,612,931
On Assignment, Inc.(a)	255,332	16,331,035
Resources Connection, Inc.	144,427	2,318,053
TrueBlue, Inc.(a)	216,061	6,146,935
Wageworks, Inc.(a)	204,220	13,100,713
Total		94,860,743
Road & Rail 0.6%
ArcBest Corp.	132,235	5,005,095
Heartland Express, Inc.	257,106	5,872,301
Marten Transport Ltd.	198,973	4,009,306
Roadrunner Transportation Systems, Inc.(a)	161,670	1,383,895
Saia, Inc.(a)	130,910	8,613,878
Total		24,884,475
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	200,851	12,844,422
DXP Enterprises, Inc.(a)	81,460	2,264,588
Kaman Corp.	143,511	8,561,866
Veritiv Corp.(a)	57,300	1,561,425
Total		25,232,301
Total Industrials		782,409,221

Columbia Small Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.9%
Communications Equipment 1.5%
ADTRAN, Inc.	245,880	5,679,828
Applied Optoelectronics, Inc.(a)	99,290	4,335,001
CalAmp Corp.(a)	182,085	4,160,642
Comtech Telecommunications Corp.	121,247	2,627,422
Digi International, Inc.(a)	136,517	1,399,299
Harmonic, Inc.(a)	418,066	1,755,877
Lumentum Holdings, Inc.(a)	316,230	17,092,232
NETGEAR, Inc.(a)	162,575	8,372,613
Oclaro, Inc.(a)	867,590	6,177,241
Viavi Solutions, Inc.(a)	1,170,500	10,967,585
Total		62,567,740
Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.(a)	148,761	10,636,411
Badger Meter, Inc.	149,766	6,949,142
Bel Fuse, Inc., Class B	50,770	1,363,175
Benchmark Electronics, Inc.(a)	256,811	7,832,736
Control4 Corp.(a)	99,730	3,315,025
CTS Corp.	168,987	4,604,896
Daktronics, Inc.	200,483	1,920,627
Electro Scientific Industries, Inc.(a)	170,453	4,078,940
ePlus, Inc.(a)	72,880	5,917,856
Fabrinet (a)	192,210	6,133,421
FARO Technologies, Inc.(a)	85,946	4,494,976
II-VI, Inc.(a)	286,453	13,577,872
Insight Enterprises, Inc.(a)	184,084	7,179,276
Itron, Inc.(a)	175,190	11,290,995
KEMET Corp.(a)	251,780	3,882,448
Methode Electronics, Inc.	189,361	8,918,903
MTS Systems Corp.	87,221	4,875,654
OSI Systems, Inc.(a)	90,317	7,826,871
Park Electrochemical Corp.	97,847	1,868,878
Plexus Corp.(a)	172,844	10,804,478
Rogers Corp.(a)	93,486	15,060,595
Sanmina Corp.(a)	387,710	13,182,140
Scansource, Inc.(a)	130,825	4,709,700
TTM Technologies, Inc.(a)	471,363	7,697,358
Total		168,122,373
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 1.0%
Blucora, Inc.(a)	231,129	4,749,701
DHI Group, Inc.(a)	243,755	450,947
Liquidity Services, Inc.(a)	131,260	754,745
LivePerson, Inc.(a)	278,742	3,094,036
NIC, Inc.	340,875	5,658,525
QuinStreet, Inc.(a)	182,239	1,948,135
Shutterstock, Inc.(a)	94,410	4,011,481
SPS Commerce, Inc.(a)	88,590	4,470,251
Stamps.com, Inc.(a)	80,890	13,621,876
XO Group, Inc.(a)	124,227	2,401,308
Total		41,161,005
IT Services 1.6%
CACI International, Inc., Class A(a)	125,829	16,603,137
Cardtronics PLC, Class A(a)	234,848	4,398,703
CSG Systems International, Inc.	172,757	7,927,819
ExlService Holdings, Inc.(a)	173,220	10,632,244
Mantech International Corp., Class A	132,180	6,738,536
Perficient, Inc.(a)	180,643	3,497,248
Sykes Enterprises, Inc.(a)	205,753	6,547,060
TeleTech Holdings, Inc.	73,105	2,960,753
Virtusa Corp.(a)	140,028	6,490,298
Total		65,795,798
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.(a)	205,463	15,403,561
Axcelis Technologies, Inc.(a)	160,620	5,139,840
Brooks Automation, Inc.	358,839	8,931,503
Cabot Microelectronics Corp.	130,177	12,538,649
Ceva, Inc.(a)	112,985	5,366,787
Cohu, Inc.	143,826	3,273,480
Diodes, Inc.(a)	196,897	5,769,082
DSP Group, Inc.(a)	114,453	1,493,612
Kopin Corp.(a)	313,149	1,008,340
Kulicke & Soffa Industries, Inc.(a)	365,725	9,080,952
MaxLinear, Inc., Class A(a)	311,490	8,226,451
Nanometrics, Inc.(a)	131,150	3,299,734
PDF Solutions, Inc.(a)	142,870	2,584,518
Photronics, Inc.(a)	354,280	3,418,802

8	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Power Integrations, Inc.	153,084	12,017,094
Rambus, Inc.(a)	562,120	8,319,376
Rudolph Technologies, Inc.(a)	162,245	3,942,554
Semtech Corp.(a)	340,530	11,595,046
SolarEdge Technologies, Inc.(a)	181,840	6,618,976
Veeco Instruments, Inc.(a)	249,074	4,022,545
Xperi Corp.	254,724	4,916,173
Total		136,967,075
Software 2.0%
8x8, Inc.(a)	472,370	6,660,417
Agilysys, Inc.(a)	79,414	972,027
Barracuda Networks, Inc.(a)	207,080	5,725,762
Bottomline Technologies de, Inc.(a)	185,942	6,197,447
Ebix, Inc.	113,248	8,754,070
Gigamon, Inc.(a)	192,490	7,478,237
MicroStrategy, Inc., Class A(a)	48,419	6,621,783
Monotype Imaging Holdings, Inc.	214,591	5,407,693
Progress Software Corp.	248,403	10,268,980
Qualys, Inc.(a)	162,130	9,549,457
Synchronoss Technologies, Inc.(a)	219,458	2,203,358
TiVo Corp.	627,200	11,164,160
VASCO Data Security International, Inc.(a)	154,963	2,076,504
Total		83,079,895
Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.(a)	207,660	4,724,265
Electronics for Imaging, Inc.(a)	239,028	7,352,501
Super Micro Computer, Inc.(a)	195,372	4,307,953
Total		16,384,719
Total Information Technology		574,078,605
Materials 5.2%
Chemicals 3.1%
A. Schulman, Inc.	151,383	5,744,985
AdvanSix, Inc.(a)	156,560	6,739,908
American Vanguard Corp.	134,821	2,682,938
Balchem Corp.	164,392	14,346,490
Calgon Carbon Corp.	261,286	5,643,778
Flotek Industries, Inc.(a)	294,925	1,392,046
FutureFuel Corp.	130,530	1,959,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Hawkins, Inc.	48,817	1,872,132
HB Fuller Co.	259,943	14,704,975
Ingevity Corp.(a)	216,570	17,236,806
Innophos Holdings, Inc.	100,440	4,653,385
Innospec, Inc.	124,160	8,865,024
Koppers Holdings, Inc.(a)	106,712	5,324,929
Kraton Performance Polymers, Inc.(a)	160,255	7,539,998
LSB Industries, Inc.(a)	103,745	934,742
Quaker Chemical Corp.	68,463	11,281,333
Rayonier Advanced Materials, Inc.	266,380	5,005,280
Stepan Co.	101,719	8,453,866
Tredegar Corp.	130,838	2,577,509
Total		126,959,379
Construction Materials 0.1%
US Concrete, Inc.(a)	77,390	6,256,982
Containers & Packaging 0.1%
Myers Industries, Inc.	112,059	2,392,460
Metals & Mining 0.8%
AK Steel Holding Corp.(a)	1,619,275	7,885,869
Century Aluminum Co.(a)	256,024	3,392,318
Haynes International, Inc.	64,344	2,061,582
Kaiser Aluminum Corp.	87,029	8,429,629
Materion Corp.	103,079	5,040,563
Olympic Steel, Inc.	46,824	932,734
SunCoke Energy, Inc.(a)	330,797	3,767,778
TimkenSteel Corp.(a)	200,870	3,033,137
Total		34,543,610
Paper & Forest Products 1.1%
Boise Cascade Co.	198,230	7,631,855
Clearwater Paper Corp.(a)	84,531	4,010,996
Deltic Timber Corp.	55,790	5,148,859
KapStone Paper and Packaging Corp.	448,738	9,975,446
Neenah Paper, Inc.	86,445	7,728,183
PH Glatfelter Co.	224,199	4,661,097
Schweitzer-Mauduit International, Inc.	157,967	7,151,166
Total		46,307,602
Total Materials		216,460,033

Columbia Small Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.3%
Acadia Realty Trust	430,342	12,062,486
Agree Realty Corp.	147,305	7,282,759
American Assets Trust, Inc.	213,270	8,394,307
Armada Hoffler Properties, Inc.	231,040	3,569,568
CareTrust REIT, Inc.	390,436	7,113,744
CBL & Associates Properties, Inc.	880,120	4,955,076
Cedar Realty Trust, Inc.	402,636	2,403,737
Chatham Lodging Trust	227,550	5,163,110
Chesapeake Lodging Trust	309,130	8,915,309
DiamondRock Hospitality Co.	1,030,368	11,529,818
EastGroup Properties, Inc.	176,472	16,602,486
Four Corners Property Trust, Inc.	314,784	8,215,862
Franklin Street Properties Corp.	551,595	6,006,870
Getty Realty Corp.	168,266	4,788,850
Government Properties Income Trust	494,825	9,228,486
Hersha Hospitality Trust	202,280	3,550,014
Independence Realty Trust, Inc.	419,980	4,338,393
Kite Realty Group Trust	430,010	8,269,092
Lexington Realty Trust	1,113,979	11,652,220
LTC Properties, Inc.	203,521	9,329,403
National Storage Affiliates Trust	227,660	6,064,862
Pennsylvania Real Estate Investment Trust	359,194	3,983,462
PS Business Parks, Inc.	102,200	13,547,632
Ramco-Gershenson Properties Trust	408,240	5,882,738
Retail Opportunity Investments Corp.	564,450	11,046,287
Saul Centers, Inc.	61,672	3,980,311
Summit Hotel Properties, Inc.	536,160	8,101,378
Universal Health Realty Income Trust	64,306	4,813,947
Urstadt Biddle Properties, Inc., Class A	152,936	3,627,642
Whitestone REIT	198,160	2,926,823
Total		217,346,672
Real Estate Management & Development 0.3%
HFF, Inc., Class A	188,497	8,508,755
RE/MAX Holdings, Inc., Class A	91,030	4,856,450
Total		13,365,205
Total Real Estate		230,711,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.1%
Diversified Telecommunication Services 1.1%
ATN International, Inc.	56,684	3,387,436
Cincinnati Bell, Inc.(a)	216,952	4,707,858
Cogent Communications Holdings, Inc.	212,670	9,963,589
Consolidated Communications Holdings, Inc.	331,600	4,688,824
General Communication, Inc., Class A(a)	136,002	5,427,840
Iridium Communications, Inc.(a)	427,050	5,274,068
Vonage Holdings Corp.(a)	1,064,210	10,833,658
Total		44,283,273
Wireless Telecommunication Services —%
Spok Holdings, Inc.	102,759	1,798,282
Total Telecommunication Services		46,081,555
Utilities 2.8%
Electric Utilities 0.8%
Allete, Inc.	261,621	21,060,490
El Paso Electric Co.	208,805	12,716,225
Total		33,776,715
Gas Utilities 1.1%
Northwest Natural Gas Co.	147,435	10,195,130
South Jersey Industries, Inc.	408,826	13,842,848
Spire, Inc.	248,247	20,418,316
Total		44,456,294
Multi-Utilities 0.4%
Avista Corp.	331,334	17,209,488
Water Utilities 0.5%
American States Water Co.	188,504	10,874,796
California Water Service Group	246,780	11,253,168
Total		22,127,964
Total Utilities		117,570,461
Total Common Stocks (Cost $2,672,446,352)		4,053,638,761

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	530,020	41,065,949
Total Exchange-Traded Funds (Cost $28,888,747)		41,065,949

10	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Rights —%
Issuer	Shares	Value ($)
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a),(b),(c),(d)	112,391	0
Total Information Technology		0
Total Rights (Cost $—)		0

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(e),(f)	55,453,016	55,453,016
Total Money Market Funds (Cost $55,451,715)		55,453,016
Total Investments (Cost: $2,756,786,814)		4,150,157,726
Other Assets & Liabilities, Net		(4,481,991)
Net Assets		4,145,675,735
At November 30, 2017, securities and/or cash totaling $2,129,900 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	681	12/2017	USD	52,620,870	3,587,160	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	47,799,110	346,301,307	(338,647,401)	55,453,016	(6,257)	1,300	370,324	55,453,016
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	622,606,387	—	—	—	622,606,387
Consumer Staples	116,032,691	—	—	—	116,032,691
Energy	129,581,244	—	—	—	129,581,244
Financials	691,067,625	—	—	—	691,067,625
Health Care	527,039,062	—	—	—	527,039,062
Industrials	782,409,221	—	—	—	782,409,221
Information Technology	574,078,605	—	—	—	574,078,605
Materials	216,460,033	—	—	—	216,460,033
12	Columbia Small Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	230,711,877	—	—	—	230,711,877
Telecommunication Services	46,081,555	—	—	—	46,081,555
Utilities	117,570,461	—	—	—	117,570,461
Total Common Stocks	4,053,638,761	—	—	—	4,053,638,761
Exchange-Traded Funds	41,065,949	—	—	—	41,065,949
Rights
Information Technology	—	—	0*	—	0*
Money Market Funds	—	—	—	55,453,016	55,453,016
Total Investments	4,094,704,710	—	0*	55,453,016	4,150,157,726
Derivatives
Asset
Futures Contracts	3,587,160	—	—	—	3,587,160
Total	4,098,291,870	—	0*	55,453,016	4,153,744,886

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Small Cap Index Fund | Quarterly Report 2017	13

Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Auto Components 1.8%
Cooper-Standard Holding, Inc.(a)	121,000	15,254,470
Tower International, Inc.	439,500	14,151,900
Total		29,406,370
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.	386,000	15,999,700
Hotels, Restaurants & Leisure 0.7%
Red Robin Gourmet Burgers, Inc.(a)	220,000	11,528,000
Household Durables 1.2%
William Lyon Homes, Inc., Class A(a)	680,000	20,291,200
Media 1.0%
Nexstar Broadcasting Group, Inc., Class A	255,000	17,314,500
Specialty Retail 4.0%
Aaron’s, Inc.	314,900	11,878,028
American Eagle Outfitters, Inc.	1,140,000	18,331,200
Children’s Place, Inc. (The)	150,500	20,001,450
DSW, Inc., Class A	323,400	6,898,122
Express, Inc.(a)	920,000	8,960,800
Total		66,069,600
Total Consumer Discretionary		160,609,370
Consumer Staples 0.6%
Food & Staples Retailing 0.6%
United Natural Foods, Inc.(a)	195,000	9,363,900
Total Consumer Staples		9,363,900
Energy 6.0%
Energy Equipment & Services 2.5%
C&J Energy Services, Inc.(a)	385,000	12,035,100
Diamond Offshore Drilling, Inc.(a)	465,000	7,458,600
Keane Group, Inc.(a)	320,000	4,787,200
Patterson-UTI Energy, Inc.	820,000	17,703,800
Total		41,984,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc.	212,000	17,502,720
Callon Petroleum Co.(a)	1,365,000	15,069,600
PBF Energy, Inc., Class A	300,000	9,711,000
SRC Energy, Inc.(a)	1,750,000	15,330,000
Total		57,613,320
Total Energy		99,598,020
Financials 32.3%
Banks 18.4%
Ameris Bancorp	420,000	20,832,000
Cathay General Bancorp	410,000	17,789,900
Community Bank System, Inc.	380,000	21,044,400
Customers Bancorp, Inc.(a)	257,084	6,966,976
Hancock Holding Co.	447,000	22,953,450
Hope Bancorp, Inc.	580,000	10,857,600
Independent Bank Corp.	310,000	22,537,000
MB Financial, Inc.	326,000	15,175,300
Prosperity Bancshares, Inc.	215,000	15,058,600
Renasant Corp.	490,000	21,089,600
Sandy Spring Bancorp, Inc.	515,000	20,285,850
Sterling Bancorp	1,050,000	26,617,500
TCF Financial Corp.	416,000	8,448,960
UMB Financial Corp.	248,000	18,639,680
Union Bankshares Corp.	595,000	22,425,550
Western Alliance Bancorp(a)	258,800	15,056,984
Wintrust Financial Corp.	238,000	19,956,300
Total		305,735,650
Capital Markets 2.9%
Evercore, Inc., Class A	100,000	8,685,000
Houlihan Lokey, Inc.	380,000	16,963,200
Moelis & Co., ADR, Class A	310,881	14,891,200
Stifel Financial Corp.	135,000	7,592,400
Total		48,131,800
Consumer Finance 2.1%
Encore Capital Group, Inc.(a)	355,000	16,259,000
SLM Corp.(a)	1,575,000	18,222,750
Total		34,481,750

Columbia Small Cap Value Fund II | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.3%
American Equity Investment Life Holding Co.	500,000	15,865,000
AMERISAFE, Inc.	190,000	12,473,500
Argo Group International Holdings Ltd.	270,000	16,537,500
CNO Financial Group, Inc.	515,000	12,983,150
MBIA, Inc.(a)	1,715,000	14,440,300
Total		72,299,450
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Blackstone Mortgage Trust, Inc.	250,000	8,180,000
Invesco Mortgage Capital, Inc.	480,000	8,476,800
Total		16,656,800
Thrifts & Mortgage Finance 3.6%
BofI Holding, Inc.(a)	495,000	13,681,800
MGIC Investment Corp.(a)	1,800,000	26,316,000
WSFS Financial Corp.	383,000	19,379,800
Total		59,377,600
Total Financials		536,683,050
Health Care 5.4%
Biotechnology 0.6%
bluebird bio, Inc.(a)	60,500	10,454,400
Health Care Equipment & Supplies 0.7%
Merit Medical Systems, Inc.(a)	280,000	12,166,000
Health Care Providers & Services 2.5%
Almost Family, Inc.(a)	266,665	15,839,901
LHC Group, Inc.(a)	273,672	17,999,407
Molina Healthcare, Inc.(a)	96,000	7,511,040
Total		41,350,348
Pharmaceuticals 1.6%
Horizon Pharma PLC(a)	975,000	14,020,500
Impax Laboratories, Inc.(a)	750,000	12,487,500
Total		26,508,000
Total Health Care		90,478,748
Industrials 14.1%
Aerospace & Defense 0.6%
Curtiss-Wright Corp.	80,000	9,936,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.8%
Hawaiian Holdings, Inc.	136,903	5,907,365
Skywest, Inc.	450,000	23,422,500
Total		29,329,865
Building Products 0.5%
Armstrong World Industries, Inc.(a)	140,000	8,393,000
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	298,000	12,754,400
Deluxe Corp.	240,000	17,064,000
Total		29,818,400
Construction & Engineering 2.8%
EMCOR Group, Inc.	192,000	15,507,840
Granite Construction, Inc.	260,000	17,256,200
MasTec, Inc.(a)	325,000	14,576,250
Total		47,340,290
Machinery 4.2%
Barnes Group, Inc.	310,000	20,543,700
Kennametal, Inc.	460,000	21,445,200
Navistar International Corp.(a)	425,000	17,301,750
Oshkosh Corp.	126,000	11,345,040
Total		70,635,690
Road & Rail 1.4%
Covenant Transportation Group, Inc., Class A(a)	350,000	10,486,000
Hertz Global Holdings, Inc.(a)	635,000	12,033,250
Total		22,519,250
Trading Companies & Distributors 1.0%
Triton International Ltd.	430,000	17,015,100
Total Industrials		234,987,595
Information Technology 8.3%
Communications Equipment 0.5%
Oclaro, Inc.(a)	1,188,500	8,462,120
Electronic Equipment, Instruments & Components 3.5%
II-VI, Inc.(a)	273,000	12,940,200
Rogers Corp.(a)	91,000	14,660,100
SYNNEX Corp.	110,000	14,982,000
TTM Technologies, Inc.(a)	950,000	15,513,500
Total		58,095,800

2	Columbia Small Cap Value Fund II | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.8%
Science Applications International Corp.	185,000	13,727,000
Semiconductors & Semiconductor Equipment 2.5%
Brooks Automation, Inc.	241,000	5,998,490
Cohu, Inc.	408,600	9,299,736
Entegris, Inc.	291,000	8,817,300
Ichor Holdings Ltd.(a)	183,039	5,200,138
Kulicke & Soffa Industries, Inc.(a)	450,000	11,173,500
Total		40,489,164
Software 0.6%
Ebix, Inc.	125,000	9,662,500
Technology Hardware, Storage & Peripherals 0.4%
Electronics for Imaging, Inc.(a)	225,700	6,942,532
Total Information Technology		137,379,116
Materials 8.1%
Chemicals 1.7%
Olin Corp.	365,000	13,008,600
Orion Engineered Carbons SA	588,644	14,392,346
Total		27,400,946
Construction Materials 0.8%
US Concrete, Inc.(a)	155,000	12,531,750
Metals & Mining 3.7%
AK Steel Holding Corp.(a)	1,920,000	9,350,400
Allegheny Technologies, Inc.(a)	545,000	12,409,650
Carpenter Technology Corp.	410,000	20,266,300
Cleveland-Cliffs, Inc.(a)	1,045,000	6,959,700
Materion Corp.	262,000	12,811,800
Total		61,797,850
Paper & Forest Products 1.9%
KapStone Paper and Packaging Corp.	640,000	14,227,200
Neenah Paper, Inc.	200,000	17,880,000
Total		32,107,200
Total Materials		133,837,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 7.5%
American Assets Trust, Inc.	273,900	10,780,704
Brandywine Realty Trust	510,000	8,787,300
Chesapeake Lodging Trust	440,000	12,689,600
First Industrial Realty Trust, Inc.	715,000	23,273,250
Highwoods Properties, Inc.	93,000	4,723,470
Hudson Pacific Properties, Inc.	400,000	14,252,000
LaSalle Hotel Properties	345,000	9,811,800
Mack-Cali Realty Corp.	380,000	8,409,400
PS Business Parks, Inc.	120,000	15,907,200
Sunstone Hotel Investors, Inc.	995,000	16,626,450
Total		125,261,174
Total Real Estate		125,261,174
Utilities 5.7%
Electric Utilities 1.0%
PNM Resources, Inc.	346,100	15,747,550
Gas Utilities 4.0%
New Jersey Resources Corp.	500,000	22,300,000
ONE Gas, Inc.	205,000	16,246,250
South Jersey Industries, Inc.	440,000	14,898,400
Southwest Gas Corp.	152,000	13,062,880
Total		66,507,530
Multi-Utilities 0.7%
Black Hills Corp.	204,800	11,982,848
Total Utilities		94,237,928
Total Common Stocks (Cost $1,067,190,771)		1,622,436,647

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	25,699,383	25,699,383
Total Money Market Funds (Cost $25,697,250)		25,699,383
Total Investments (Cost: $1,092,888,021)		1,648,136,030
Other Assets & Liabilities, Net		12,313,778
Net Assets		1,660,449,808

Columbia Small Cap Value Fund II | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	46,400,149	338,638,853	(359,339,619)	25,699,383	(3,647)	2,133	235,027	25,699,383
Neff Corp. Class A*	610,000	95,000	(705,000)	—	3,784,475	(366,000)	—	—
Total					3,780,828	(363,867)	235,027	25,699,383

*	Issuer was not an affiliate at the end of period.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Small Cap Value Fund II | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	160,609,370	—	—	160,609,370
Consumer Staples	9,363,900	—	—	9,363,900
Energy	99,598,020	—	—	99,598,020
Financials	536,683,050	—	—	536,683,050
Health Care	90,478,748	—	—	90,478,748
Industrials	234,987,595	—	—	234,987,595
Information Technology	137,379,116	—	—	137,379,116
Materials	133,837,746	—	—	133,837,746
Real Estate	125,261,174	—	—	125,261,174
Utilities	94,237,928	—	—	94,237,928
Total Common Stocks	1,622,436,647	—	—	1,622,436,647
Money Market Funds	—	—	—	25,699,383
Total Investments	1,622,436,647	—	—	1,648,136,030
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Value Fund II | Quarterly Report 2017	5

Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.7%
Issuer	Shares	Value ($)
Argentina 0.5%
Banco Macro SA, ADR	49,600	5,036,384
Australia 2.3%
Fortescue Metals Group Ltd.	1,745,636	6,101,118
Macquarie Group Ltd.	92,667	6,953,160
National Australia Bank Ltd.	374,787	8,420,107
Total		21,474,385
Belgium 1.2%
Ablynx NV(a)	88,786	2,058,598
KBC Group NV	111,704	9,138,040
Total		11,196,638
Canada 1.9%
Cott Corp.	713,302	12,246,358
Yamana Gold, Inc.	2,133,053	5,417,955
Total		17,664,313
China 1.5%
Tencent Holdings Ltd.	125,600	6,430,864
WH Group Ltd.	7,027,500	7,485,108
Total		13,915,972
Denmark 1.2%
Novo Nordisk A/S, Class B	226,024	11,667,900
Finland 1.7%
UPM-Kymmene OYJ	541,019	16,285,434
France 10.4%
Aperam SA	154,058	7,874,715
AXA SA	675,968	20,395,864
BNP Paribas SA	260,205	19,691,290
Capgemini SE	76,148	8,780,730
Casino Guichard Perrachon SA	99,185	6,036,147
DBV Technologies SA ADR(a)	37,748	862,164
Sanofi	128,802	11,743,279
Total SA	220,923	12,465,310
VINCI SA	108,307	11,065,836
Total		98,915,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 5.0%
Allianz SE, Registered Shares	102,237	24,112,385
BASF SE	45,966	5,142,835
Continental AG	23,861	6,354,622
Covestro AG	111,922	11,656,321
Total		47,266,163
Ireland 2.7%
Amarin Corp. PLC, ADR(a)	214,691	702,039
Bank of Ireland Group PLC(a)	602,546	4,700,398
Shire PLC	222,588	11,022,144
Smurfit Kappa Group PLC	293,520	9,366,396
Total		25,790,977
Israel 2.8%
Bank Hapoalim BM	1,947,145	13,286,624
Bezeq Israeli Telecommunication Corp., Ltd. (The)	9,117,227	13,668,537
Total		26,955,161
Italy 1.0%
Esprinet SpA	471,472	2,269,369
Intesa Sanpaolo SpA	2,015,694	6,770,482
Total		9,039,851
Japan 21.4%
CYBERDYNE, Inc.(a)	101,000	1,343,352
Dai-ichi Life Holdings, Inc.	735,400	15,153,545
Digital Arts, Inc.	173,600	7,561,243
Hitachi Capital Corp.	399,100	9,900,932
Hoya Corp.	118,200	5,779,662
Invincible Investment Corp.	16,736	7,160,144
ITOCHU Corp.	851,600	14,803,904
Koito Manufacturing Co., Ltd.	134,400	9,340,284
Matsumotokiyoshi Holdings Co., Ltd.	118,700	9,830,354
Mitsubishi UFJ Financial Group, Inc.	748,331	5,334,196
Mitsui Chemicals, Inc.	374,000	12,141,560
Nihon M&A Center, Inc.	240,500	12,064,749
Nippon Telegraph & Telephone Corp.	258,800	13,510,401
ORIX Corp.	892,300	15,458,310
Shinmaywa Industries Ltd.	1,227,100	11,835,819
Sony Corp.	157,200	7,357,709
Starts Corp., Inc.	327,900	8,027,618

Columbia Overseas Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	304,600	12,418,958
Takuma Co., Ltd.	611,245	8,910,396
Toyota Motor Corp.	229,800	14,510,848
Total		202,443,984
Netherlands 5.4%
ABN AMRO Bank NV	227,743	6,756,444
ASR Nederland NV	340,416	13,877,414
ING Groep NV	1,027,202	18,528,907
Koninklijke Ahold Delhaize NV	573,509	12,283,725
Total		51,446,490
Norway 1.3%
BW LPG Ltd.(a)	1,912,746	7,582,516
Kongsberg Automotive ASA(a)	4,052,956	5,090,888
Total		12,673,404
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	3,582,817	127,933
Russian Federation 1.1%
Sberbank of Russia PJSC, ADR	644,686	10,514,829
Singapore 2.4%
Broadcom Ltd.	39,991	11,115,098
DBS Group Holdings Ltd.	642,700	11,705,395
Total		22,820,493
South Korea 1.7%
GS Home Shopping, Inc.	16,364	3,204,382
Hyundai Home Shopping Network Corp.	35,998	4,329,201
Youngone Corp.	282,172	8,841,778
Total		16,375,361
Spain 4.1%
ACS Actividades de Construccion y Servicios SA	401,462	15,529,798
Banco Santander SA	872,019	5,856,983
Endesa SA	349,024	7,782,999
Tecnicas Reunidas SA	327,858	9,997,765
Total		39,167,545
Sweden 2.2%
Granges AB	1,013,623	10,141,134
Hemfosa Fastigheter AB	805,780	10,578,874
Total		20,720,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.7%
Autoneum Holding AG	34,552	9,430,457
Novartis AG, Registered Shares	238,058	20,375,587
UBS AG	327,742	5,660,317
Total		35,466,361
Thailand 0.7%
PTT PCL, Foreign Registered Shares	487,600	6,165,610
United Kingdom 17.0%
BP PLC	1,867,028	12,349,625
BT Group PLC	2,489,204	8,779,572
Crest Nicholson Holdings PLC	1,018,993	6,973,118
DCC PLC	105,126	10,172,438
GW Pharmaceuticals PLC, ADR(a)	11,330	1,410,472
HSBC Holdings PLC	1,624,999	16,130,745
Inchcape PLC	776,365	7,832,674
John Wood Group PLC	1,613,112	15,783,683
Legal & General Group PLC	3,909,787	14,128,460
Nightstar Therapeutics PLC, ADR(a)	90,508	1,619,188
Royal Dutch Shell PLC, Class B	1,275,401	41,198,109
Tullett Prebon PLC, Registered Shares	1,826,853	12,501,422
Vodafone Group PLC	3,883,636	11,780,754
Total		160,660,260
United States 2.5%
ACADIA Pharmaceuticals, Inc.(a)	38,003	1,149,591
Aerie Pharmaceuticals, Inc.(a)	20,952	1,346,166
Alexion Pharmaceuticals, Inc.(a)	22,877	2,512,123
BioMarin Pharmaceutical, Inc.(a)	16,034	1,375,717
bluebird bio, Inc.(a)	8,157	1,409,530
Flex Pharma, Inc.(a)	216,716	910,207
Insmed, Inc.(a)	93,496	2,916,140
Puma Biotechnology, Inc.(a)	11,201	1,186,186
Quotient Ltd.(a)	602,973	2,924,419
Spark Therapeutics, Inc.(a)	15,569	1,140,118
Teekay Tankers Ltd., Class A	2,605,139	4,142,171
TESARO, Inc.(a)	19,862	1,680,325

2	Columbia Overseas Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vertex Pharmaceuticals, Inc.(a)	7,096	1,023,882
Total		23,716,575
Total Common Stocks (Cost $822,231,577)		907,507,366

Exchange-Traded Funds 2.3%
	Shares	Value ($)
United States 2.3%
iShares MSCI EAFE ETF	305,879	21,445,177
Total Exchange-Traded Funds (Cost $21,131,071)		21,445,177

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(d),(e)	12,668,552	12,668,552
Total Money Market Funds (Cost $12,668,552)		12,668,552
Total Investments (Cost $856,031,200)		941,621,095
Other Assets & Liabilities, Net		6,584,110
Net Assets		$948,205,205

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,215,000 CAD	19,579,958 USD	Morgan Stanley	01/24/2018	19,754	—
35,081,000 DKK	5,627,988 USD	Morgan Stanley	01/24/2018	—	(3,484)
71,916,000 ILS	20,598,932 USD	Morgan Stanley	01/24/2018	—	(18,349)
23,222,995,000 KRW	21,364,812 USD	Morgan Stanley	01/24/2018	10,223	—
53,735,000 NOK	6,489,988 USD	Morgan Stanley	01/24/2018	19,555	—
121,428,000 THB	3,729,636 USD	Morgan Stanley	01/24/2018	7,534	—
32,735,587 USD	43,255,000 AUD	Morgan Stanley	01/24/2018	—	(26,763)
30,825,978 USD	30,228,000 CHF	Morgan Stanley	01/24/2018	39,298	—
20,646,556 USD	17,287,000 EUR	Morgan Stanley	01/24/2018	3,079	—
3,758,216 USD	2,778,000 GBP	Morgan Stanley	01/24/2018	6,467	—
9,310,119 USD	1,042,582,000 JPY	Morgan Stanley	01/24/2018	—	(18,135)
4,663,729 USD	6,287,000 SGD	Morgan Stanley	01/24/2018	101	—
Total				106,011	(66,731)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $127,933, which represents 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	1,123,018	190,154,730	(178,609,196)	12,668,552	(59)	—	45,088	12,668,552
Columbia Overseas Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
4	Columbia Overseas Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	5,036,384	—	—	—	5,036,384
Australia	—	21,474,385	—	—	21,474,385
Belgium	—	11,196,638	—	—	11,196,638
Canada	17,664,313	—	—	—	17,664,313
China	—	13,915,972	—	—	13,915,972
Denmark	—	11,667,900	—	—	11,667,900
Finland	—	16,285,434	—	—	16,285,434
France	862,164	98,053,171	—	—	98,915,335
Germany	—	47,266,163	—	—	47,266,163
Ireland	702,039	25,088,938	—	—	25,790,977
Israel	—	26,955,161	—	—	26,955,161
Italy	—	9,039,851	—	—	9,039,851
Japan	—	202,443,984	—	—	202,443,984
Netherlands	—	51,446,490	—	—	51,446,490
Norway	—	12,673,404	—	—	12,673,404
Portugal	—	—	127,933	—	127,933
Russian Federation	—	10,514,829	—	—	10,514,829
Singapore	11,115,098	11,705,395	—	—	22,820,493
South Korea	—	16,375,361	—	—	16,375,361
Spain	—	39,167,545	—	—	39,167,545
Sweden	—	20,720,008	—	—	20,720,008
Switzerland	—	35,466,361	—	—	35,466,361
Thailand	—	6,165,610	—	—	6,165,610
United Kingdom	3,029,660	157,630,600	—	—	160,660,260
United States	23,716,575	—	—	—	23,716,575
Total Common Stocks	62,126,233	845,253,200	127,933	—	907,507,366
Exchange-Traded Funds	21,445,177	—	—	—	21,445,177
Money Market Funds	—	—	—	12,668,552	12,668,552
Total Investments	83,571,410	845,253,200	127,933	12,668,552	941,621,095
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	106,011	—	—	106,011
Liability
Forward Foreign Currency Exchange Contracts	—	(66,731)	—	—	(66,731)
Total	83,571,410	845,292,480	127,933	12,668,552	941,660,375
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Overseas Value Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
6	Columbia Overseas Value Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Select International Equity Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 2.8%
Australia and New Zealand Banking Group Ltd.	116,071	2,520,445
CSL Ltd.	59,876	6,511,844
Total		9,032,289
Belgium 2.7%
Anheuser-Busch InBev SA/NV	75,524	8,692,595
Canada 2.4%
Suncor Energy, Inc.	227,700	7,897,977
China 1.1%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Tencent Holdings Ltd.	73,100	3,742,804
Total		3,742,809
Czech Republic 0.5%
Komercni Banka AS	37,176	1,558,182
France 11.2%
Airbus Group SE	51,794	5,381,235
BNP Paribas SA	134,475	10,176,539
Dassault Systemes	41,270	4,436,171
L’Oreal SA	41,683	9,218,127
Schneider Electric SE	87,523	7,522,419
Total		36,734,491
Germany 4.5%
Brenntag AG	95,184	5,925,209
Deutsche Telekom AG, Registered Shares	501,361	8,957,137
Total		14,882,346
Hong Kong 4.1%
AIA Group Ltd.	1,325,600	10,800,685
HKT Trust & HKT Ltd.	2,018,000	2,534,725
Total		13,335,410
Indonesia 2.6%
PT Bank Rakyat Indonesia Persero Tbk	36,265,000	8,606,436
Ireland 5.2%
Bank of Ireland Group PLC(b)	816,092	6,366,248
CRH PLC	314,225	10,827,478
Total		17,193,726
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 24.4%
Bridgestone Corp.	143,900	6,576,236
Capcom Co., Ltd.	189,800	5,436,055
Daiwa Securities Group, Inc.	514,000	3,215,950
Hoya Corp.	107,200	5,241,791
Keyence Corp.	8,400	4,887,861
Koito Manufacturing Co., Ltd.	90,100	6,261,604
Kubota Corp.	458,000	8,718,223
Mitsubishi UFJ Financial Group, Inc.	1,031,100	7,349,809
Nidec Corp.	24,700	3,374,300
Persol Holdings Co., Ltd.	213,600	5,000,927
Seiko Epson Corp.	120,500	2,934,518
Sekisui Chemical Co., Ltd.	288,200	5,592,709
Shimano, Inc.	33,200	4,593,239
SoftBank Group Corp.	47,100	3,998,290
Tsuruha Holdings, Inc.	50,300	6,951,991
Total		80,133,503
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 7.8%
Akzo Nobel NV	21,176	1,907,997
ASML Holding NV	39,778	6,988,232
ING Groep NV	300,250	5,415,979
RELX NV	488,304	11,179,451
Total		25,491,659
Spain 2.2%
Industria de Diseno Textil SA	203,638	7,208,382
Sweden 2.1%
Hexagon AB, Class B	32,872	1,614,747
Volvo AB B Shares	278,738	5,301,082
Total		6,915,829
Switzerland 6.5%
Roche Holding AG, Genusschein Shares	35,647	8,993,733
Sika AG	691	5,338,348
UBS AG	414,238	7,154,159
Total		21,486,240

Columbia Select International Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.9%
3i Group PLC	543,984	6,628,514
Anglo American PLC	185,065	3,401,332
Ashtead Group PLC	234,368	6,019,058
DCC PLC	27,274	2,639,148
Diageo PLC	156,926	5,451,045
Ferguson PLC	139,018	10,020,826
Legal & General Group PLC	1,705,927	6,164,561
Rio Tinto PLC	73,945	3,501,614
Royal Dutch Shell PLC, Class A	212,871	6,792,839
Common Stocks (continued)
Issuer	Shares	Value ($)
TechnipFMC PLC	113,937	3,243,874
Unilever PLC	145,000	8,165,523
Total		62,028,334
Total Common Stocks (Cost $249,986,156)		324,940,211
Total Investments (Cost $249,986,156)		324,940,211 (d)
Other Assets & Liabilities, Net		3,381,891
Net Assets		$328,322,102

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $8, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	648,661	62,794,628	(63,443,289)	—	126	—	11,596	—
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	9,032,289	—	—	9,032,289
Belgium	—	8,692,595	—	—	8,692,595
Canada	7,897,977	—	—	—	7,897,977
China	—	3,742,804	5	—	3,742,809
Czech Republic	—	1,558,182	—	—	1,558,182
France	—	36,734,491	—	—	36,734,491
Germany	—	14,882,346	—	—	14,882,346
Hong Kong	—	13,335,410	—	—	13,335,410
Indonesia	—	8,606,436	—	—	8,606,436
Ireland	—	17,193,726	—	—	17,193,726
Japan	—	80,133,503	—	—	80,133,503
Malta	—	—	3	—	3
Netherlands	—	25,491,659	—	—	25,491,659
Spain	—	7,208,382	—	—	7,208,382
Sweden	—	6,915,829	—	—	6,915,829
Switzerland	—	21,486,240	—	—	21,486,240
United Kingdom	—	62,028,334	—	—	62,028,334
Total Common Stocks	7,897,977	317,042,226	8	—	324,940,211
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Columbia Select International Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
4	Columbia Select International Equity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Select Global Growth Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.4%
Issuer	Shares	Value ($)
Argentina 1.9%
MercadoLibre, Inc.	4,350	1,196,859
Cayman Islands 1.3%
Sunny Optical Technology Group Co., Ltd.	51,000	857,631
China 10.1%
Alibaba Group Holding Ltd., ADR(a)	7,731	1,369,006
Ctrip.com International Ltd., ADR(a)	27,230	1,254,758
New Oriental Education & Technology Group, Inc., ADR	19,550	1,659,013
Sinopharm Group Co. Class H	202,400	799,160
Tencent Holdings Ltd.	28,700	1,469,473
Total		6,551,410
Germany 3.7%
Wirecard AG	6,450	687,562
Zalando SE(a)	33,430	1,709,579
Total		2,397,141
India 2.2%
HDFC Bank Ltd., ADR	14,840	1,440,964
Ireland 3.1%
Ryanair Holdings PLC, ADR(a)	6,341	773,222
Shire PLC, ADR	8,100	1,204,875
Total		1,978,097
Japan 3.7%
Ain Holdings, Inc.	19,300	1,316,338
Keyence Corp.	1,900	1,105,587
Total		2,421,925
Netherlands 1.6%
Core Laboratories NV	10,147	1,022,310
Russian Federation 2.1%
Yandex NV, Class A(a)	41,620	1,378,038
Spain 2.1%
Industria de Diseno Textil SA	38,790	1,373,089
Thailand 2.3%
CP ALL PCL, Foreign Registered Shares	650,900	1,454,859
United Kingdom 4.4%
Ashtead Group PLC	49,500	1,271,263
Metro Bank PLC(a)	33,129	1,547,519
Total		2,818,782
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 59.9%
Activision Blizzard, Inc.	17,710	1,105,104
Acuity Brands, Inc.	4,120	706,250
Adobe Systems, Inc.(a)	9,271	1,682,408
Alexion Pharmaceuticals, Inc.(a)	7,799	856,408
Amazon.com, Inc.(a)	1,527	1,796,897
Applied Materials, Inc.	27,681	1,460,726
Bio-Rad Laboratories, Inc., Class A(a)	5,590	1,516,567
Bristol-Myers Squibb Co.	12,370	781,660
Celgene Corp.(a)	9,240	931,669
Charles Schwab Corp. (The)	19,750	963,603
Costco Wholesale Corp.	7,056	1,301,338
Edwards Lifesciences Corp.(a)	7,856	920,723
Facebook, Inc., Class A(a)	8,946	1,585,052
Illumina, Inc.(a)	4,160	956,925
Intercontinental Exchange, Inc.	23,340	1,667,643
MACOM Technology Solutions Holdings, Inc.(a)	49,740	1,621,027
Monster Beverage Corp.(a)	17,210	1,078,551
Nike, Inc., Class B	20,542	1,241,148
NVIDIA Corp.	6,387	1,281,935
PayPal Holdings, Inc.(a)	2,406	182,206
Pioneer Natural Resources Co.	8,800	1,373,152
Priceline Group, Inc. (The)(a)	955	1,661,423
Salesforce.com, Inc.(a)	15,390	1,605,485
ServiceNow, Inc.(a)	12,210	1,501,830
Splunk, Inc.(a)	20,260	1,622,624
Square, Inc., Class A(a)	33,840	1,327,205
Starbucks Corp.	22,450	1,298,059
Ulta Beauty, Inc.(a)	6,271	1,390,344
UnitedHealth Group, Inc.	3,360	766,651
Vertex Pharmaceuticals, Inc.(a)	6,668	962,126
Visa, Inc., Class A	13,392	1,507,805
Total		38,654,544
Total Common Stocks (Cost $50,341,491)		63,545,649

Columbia Select Global Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2017 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	197,676	197,676
Total Money Market Funds (Cost $197,676)		197,676
Total Investments (Cost $50,539,167)		63,743,325
Other Assets & Liabilities, Net		819,732
Net Assets		$64,563,057
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
243,000 GBP	328,728 USD	Citi	01/24/2018	—	(580)
42,485,000 THB	1,305,825 USD	Citi	01/24/2018	3,542	—
1,440,809 USD	1,903,000 AUD	Citi	01/24/2018	—	(1,787)
579,573 USD	1,905,000 BRL	Citi	01/24/2018	—	(1,061)
1,891,733 USD	2,437,000 CAD	Citi	01/24/2018	—	(1,262)
1,767,613 USD	1,731,000 CHF	Citi	01/24/2018	—	(119)
394,287 USD	2,455,000 DKK	Citi	01/24/2018	—	(191)
1,906,695 USD	1,595,000 EUR	Citi	01/24/2018	—	(1,439)
1,303,842 USD	145,909,000 JPY	Citi	01/24/2018	—	(3,432)
650,642 USD	706,532,000 KRW	Citi	01/24/2018	—	(954)
260,553 USD	4,903,000 MXN	Citi	01/24/2018	78	—
654,291 USD	5,439,000 SEK	Citi	01/24/2018	—	(1,827)
326,537 USD	440,000 SGD	Citi	01/24/2018	—	(136)
912,871 USD	27,248,000 TWD	Citi	01/24/2018	—	(2,214)
459,595 USD	6,331,000 ZAR	Citi	01/24/2018	—	(1,958)
Total				3,620	(16,960)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	495,058	16,103,497	(16,400,879)	197,676	(74)	—	8,090	197,676
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Select Global Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Select Global Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	1,196,859	—	—	—	1,196,859
Cayman Islands	—	857,631	—	—	857,631
China	4,282,777	2,268,633	—	—	6,551,410
Germany	—	2,397,141	—	—	2,397,141
India	1,440,964	—	—	—	1,440,964
Ireland	1,978,097	—	—	—	1,978,097
Japan	—	2,421,925	—	—	2,421,925
Netherlands	1,022,310	—	—	—	1,022,310
Russian Federation	1,378,038	—	—	—	1,378,038
Spain	—	1,373,089	—	—	1,373,089
Thailand	—	1,454,859	—	—	1,454,859
United Kingdom	—	2,818,782	—	—	2,818,782
United States	38,654,544	—	—	—	38,654,544
Total Common Stocks	49,953,589	13,592,060	—	—	63,545,649
Money Market Funds	—	—	—	197,676	197,676
Total Investments	49,953,589	13,592,060	—	197,676	63,743,325
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,620	—	—	3,620
Liability
Forward Foreign Currency Exchange Contracts	—	(16,960)	—	—	(16,960)
Total	49,953,589	13,578,720	—	197,676	63,729,985
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Select Global Growth Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                              Columbia Funds Series Trust

By (Signature and Title)                         /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                         /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          January 19, 2018

By (Signature and Title)                         /s/ Michael G. Clarke

                                                                 Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                          January 19, 2018